UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme

Vice President and Secretary

901 Marquette Avenue Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds
Nuveen Municipal
Bond Funds

It's not what you earn, it's what you keep.®
Semi-Annual Report November 30, 2017

Class / Ticker Symbol
Fund Name	Class A	Class C	Class C2	Class I
Nuveen Georgia Municipal Bond Fund	FGATX	FGCCX	FGACX	FGARX
Nuveen Louisiana Municipal Bond Fund	FTLAX	FAFLX	FTLCX	FTLRX
Nuveen North Carolina Municipal Bond Fund	FLNCX	FDCCX	FCNCX	FCNRX
Nuveen Tennessee Municipal Bond Fund	FTNTX	FTNDX	FTNCX	FTNRX

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Table
of Contents

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Chairman’s Letter
to Shareholders
Dear Shareholders,
Asset prices steadily climbed during 2017, propelled by a “Goldilocks” economic scenario that enabled markets to sidestep geopolitical tensions, natural disasters, terrorism events and political noise. The U.S. economy continued to run not too hot, not too cold, with steady growth and low levels of unemployment, inflation and interest rates. Corporate earnings have been healthy and recession risk appeared low. At the same time, growth across the rest of the world has improved as well, leading to upward revisions in global growth projections.
Yet, a global synchronized recovery also brings the prospect of higher inflation. Central banks have to manage the delicate balance between too-loose financial conditions, which risks economies overheating, and too-tight conditions, which could trigger recession. The nomination of Jerome Powell for Chairman of the U.S. Federal Reserve (Fed) is largely expected to maintain the course set by Chair Janet Yellen after her term expires in February 2018, and the much anticipated tax overhaul, passed at the end of December, may likely boost economic growth but could complicate the Fed’s job of managing interest rates in the years ahead.
Negotiations surrounding the budget showdown are in the forefront, as Congress debates the U.S. debt ceiling limit and spending related to the military, disaster relief, the Children’s Health Insurance Program and immigration policy. In addition, the ongoing “Brexit” negotiations and the North American Free Trade Agreement (NAFTA) talks may impact key trade and political partnerships. Tensions with North Korea may continue to flare.
The magnitude of the market’s bullishness during 2017 has been somewhat surprising, but gains may not be so easy in the coming years. Nobody can predict market shifts, and that is why Nuveen encourages you to talk to your financial advisor to ensure your investment portfolio is appropriately diversified for your objectives, time horizon and risk tolerance. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
William J. Schneider
Chairman of the Board
January 22, 2018

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Portfolio Managers’
Comments
Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Nuveen Tennessee Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen, LLC. Portfolio managers Daniel J. Close, CFA, and Steven M. Hlavin review key investment strategies and the performance of the Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund. Dan has managed the Georgia, North Carolina and Tennessee Funds since 2007 and Steven has managed the Louisiana Fund since 2011.
How did the Funds perform during the six-month reporting period ended November 30, 2017?
The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total return performance information for the six-month, one-year, five-year, ten-year and/or since-inception periods ended November 30, 2017. The returns for each Fund’s Class A Shares at net asset value (NAV) are compared with the performance of their corresponding benchmark and Lipper classification average.
During the reporting period, the Class A Shares at NAV of the Louisiana and North Carolina Funds outperformed the S&P Municipal Bond Index, while the Georgia and Tennessee Funds underperformed this performance measure. All four Funds outperformed their Lipper classification average.
What strategies were used to manage the Funds during the reporting period and how did these strategies influence performance during the six-month reporting period ended November 30, 2017?
All of the Funds continued to employ the same fundamental investment strategies and tactics long relied upon by NAM. Our municipal bond portfolios are managed with a value-oriented approach and close input from NAM’s research team. Below, we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.
Nuveen Georgia Municipal Bond Fund
The Nuveen Georgia Municipal Bond Fund’s Class A Shares at NAV underperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2017.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody's) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
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Portfolio Managers’ Comments (continued)
Yield curve positioning was a positive relative performance factor. The Fund’s overweighting in longer-term bonds added value as the yield curve, the spread between shorter- and longer-term yields, flattened. Short-term securities underperformed as the Federal Reserve (Fed) pushed up short-term rates, which it controls through the federal funds rate. At the same time, longer-term yields, which are influenced by the market and respond to inflation expectations, remained stable, helping these securities outpace their shorter-term counterparts.
The Fund’s overweighting in securities with durations of two years and less was a negative performance factor, as these bonds proved most vulnerable to the Fed’s interest rate hikes. Many of these securities also happened to be of high quality. Because of the prevalence of short-maturity, high quality issues in the Georgia municipal bond marketplace, our exposure to these types of bonds hampered results in light of their relative underperformance during the reporting period.
Credit rating positioning was another positive contributor. The Fund was helped by an underweighting in AAA rated bonds, which trailed most other rating categories amid comparatively slack demand for high quality, lower yielding bonds. The Fund’s lack of exposure to Puerto Rico bonds, most of which carry a CCC credit rating and are the predominant issues in that rating category, also aided relative performance, given the losses suffered by bonds issued by this U.S. territory during the reporting period.
To a lesser extent, sector allocation aided relative results. Our overweighting in health care bonds, a higher yielding category that outperformed the index, was a plus. However, the positive effects of this stance were somewhat offset by the Fund’s overweighting in public power bonds, which are generally high quality securities, that failed to keep pace with the index and thus detracted from the Fund's performance.
Our purchases and sales were limited during the reporting period, reflecting our satisfaction with the Fund’s overall positioning as well as a comparative dearth of attractive opportunities in the marketplace. As a result, we remained selective, and our purchases included two longer-maturity health care bonds of intermediate credit quality; a highly rated, intermediate quality local general obligation bond issue; and an intermediate maturity, highly rated state-appropriated issue.
We generally funded these purchases with proceeds of bond calls or maturities. We also sold some individual pre-refunded bonds from the portfolio, given our view that these high quality, short-term securities offered little additional upside.
Nuveen Louisiana Municipal Bond Fund
The Nuveen Louisiana Municipal Bond Fund’s Class A Shares at NAV outperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2017.
The Fund’s relative outperformance came from favorable duration/yield curve, sector and credit rating positioning, while individual credit selection also added value.
The Fund’s duration and yield curve allocation was helped by its allocation to longer-dated bonds, which proved beneficial as the yield curve flattened, meaning that yields on longer bonds drifted downward, while yields on shorter-term issues rose.
The Fund’s credit quality benefitted from an overweighting in BBB rated bonds and below. These securities outpaced higher rated bonds during the reporting period, as investors looked for yield opportunities in an environment of continued low interest rates.
In sector terms, the Fund benefited from being underweighted in general obligation (GO) bonds. In particular, we had no exposure to Louisiana State GOs, reflecting our concern with the state’s fiscal challenges. As the state continued to encounter fiscal distress, with persistent budget deficits, our lack of exposure to these underperforming issues proved beneficial. The Fund was also helped by its overweighting in higher education bonds. With Louisiana’s budget cuts to the higher education sector, our investments in this area have been limited to private institutions and insured bonds of public colleges, both of which enjoyed strong results during this reporting period.
The Fund also benefited from being overweighted in hospital and tobacco securitization bonds. Although there are no Louisiana-issued tobacco bonds, we gained exposure to this category through out-of-state investments. In light of these securities’ relative outperformance during this reporting period, this allocation added value. Additionally, overweighting corporate-backed industrial development revenue bonds also contributed to performance, given that a steadily improving national economy and growing demand for the securities allowed this sector to substantially outperform the market. Within this category, a number of our individual bond hold
6      NUVEEN

ings enjoyed particularly favorable results, especially an investment in energy producer FirstEnergy Solutions. Also performing well was an overweighting to water and sewer bonds, specifically exposure to New Orleans issues, as they benefited from improvements in investor sentiment.
The Fund’s biggest performance challenge during this reporting period came from our modest holdings in tax-exempt bonds issued for wood pellets manufacturer Louisiana Pellets. These bonds were in default coming into this reporting period and experienced further price depreciation. We continue to hold these bonds.
Individual bond selection also added to the Fund’s relative performance, with favorable results distributed across multiple sectors, including dedicated sales tax, higher education and various transportation categories. The Fund’s best individual contributors were bonds that benefited from narrowing credit spreads, meaning investors were increasingly willing to accept less yield in exchange for taking on credit risk.
During the reporting period, new bond purchases focused on reinvesting the proceeds of bond maturities and calls, as well as shareholder inflows. All were relatively limited during this reporting period, allowing us to be selective about our new investments. Purchases included bonds with intermediate and longer maturities and BBB and below credit ratings, as these reflected the areas of the market where we tended to find the best risk/reward trade-off.
Overall selling activity was modest during the reporting period, as we generally preferred to hold onto existing positions for their higher embedded yields. During the reporting period, we did sell some bonds issued by the U.S. Virgin Islands, whose credit quality we were finding less attractive compared to other available investment opportunities. Other sales included Guam Waterworks bonds, and we also traded the Fund’s position in Ohio tobacco bonds for a comparable New Jersey issue that we believed provided better opportunity.
Reflecting our concern about Louisiana’s fiscal situation, we frequently looked out of state for a wider opportunity set of investments. Whenever we invest in out-of-state debt, we are always cognizant of the trade-off we are making, given that bonds issued in other states will not be exempt from Louisiana state tax. Thus, we were careful to invest only in those credits that we believed offered sufficient yield to adequately compensate our investors for the lack of a tax benefit.
During the reporting period, our Louisiana bond purchases included issues of Woman’s Hospital in Baton Rouge, Shreveport Water & Sewerage, Greater New Orleans Expressway Commission and various Louisiana housing projects. Out-of-state bond purchases included corporate-backed bonds issued for American Airlines (New York), Iowa Fertilizer (Iowa) and U.S. Steel (Pennsylvania); transportation bonds for the 470 toll road (Colorado); higher quality tobacco bonds (New Jersey), and American Dream Meadowlands Project, a new mega-mall shopping and entertainment complex currently under construction in New Jersey.
Nuveen North Carolina Municipal Bond Fund
The Nuveen North Carolina Municipal Bond Fund’s Class A Shares at NAV outperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2017, due in part to favorable yield curve positioning. Specifically, an overweighting in longer-term bonds was beneficial as these issues generally outpaced the index, helped by their comparatively stable and high yields. In contrast, overweighting very short-term securities (two years and shorter) modestly detracted. Securities in this part of the yield curve trailed the index as their yields rose in response to the Federal Reserve’s interest rate hikes.
The Fund’s credit quality exposure was another source of added value. In a market that favored higher yielding securities over lower yielding, higher quality alternatives, the Fund’s underweighting in securities rated AA proved advantageous. Fund performance was also bolstered by an underweighting in securities rated CCC, which fared poorly during the reporting period. Specifically, we held no Puerto Rico bonds, which dominate the CCC rating category and performed relatively poorly during the reporting period, as the island’s credit quality deteriorated.
Sector selection had a modestly negative effect on performance, with the Fund’s overweighting in pre-refunded bonds detracting. These securities, which we favored for their attractive embedded yields and liquidity, lagged along with most high quality, shorter-maturity bonds. In contrast, the Fund’s overweighting in airport bonds bolstered relative performance. These relatively high yielding securities performed well, as investors sought yield and as airport issuer fundamentals improved along with increased air traffic and revenues.
We were reasonably active buyers during the reporting period, using shareholder inflows and the proceeds from bond calls and maturities to add holdings based on where we saw opportunities in the marketplace. We found values mostly among intermediate- and
NUVEEN      7

Portfolio Managers’ Comments (continued)
longer-maturity bonds across the credit spectrum. New purchases, which took place across various sectors, included high quality water and sewer bonds; high quality local general obligation and state and local appropriated securities; and mid-quality health care and higher education bonds. Our selling was limited to one holding in Wake Forest University, a position which had an embedded loss.
Nuveen Tennessee Municipal Bond Fund
The Nuveen Tennessee Municipal Bond Fund’s Class A Shares at NAV slightly trailed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2017, with sector positioning detracting most from relative performance. Specifically, the Fund’s overweighting in pre-refunded bonds hurt, as these high quality securities failed to keep pace in an environment in which investors seeking yield tended to favor lower quality and longer-term bonds. Additionally, the Fund was underweighted in the outperforming transportation sector, reflecting the Tennessee market’s relative lack of issuance in this category.
The Fund’s yield curve positioning had a generally positive effect on relative performance. Underweighting bonds with durations of two years and shorter added value, as the yield curve, reflecting the difference between shorter- and longer-term yields, flattened. Short-term securities were under pressure as the Federal Reserve pushed up short-term interest rates, which it controls through the federal funds rate. However, the Fund’s underweighting in longer-term bonds detracted. These securities, influenced by market dynamics and inflation expectations, outperformed as their yields remained relatively stable.
Credit rating positioning was another positive contributor, with underweightings in highly and low rated bonds boosting results. Given that investors continued to search for yield among lower quality securities, the Fund’s underweighting in the AAA rating category helped, as those bonds lagged their lower rated counterparts that generated more income. Meanwhile, our underweighting in CCC rated bonds proved beneficial; these securities primarily underperformed due to the poor performance of Puerto Rico securities, which the Fund had no exposure to throughout the reporting period.
In buying bonds during the reporting period, we were partial to securities with lower investment grade credit ratings, especially the A and BBB credit rating, and with maturities in the intermediate range. We believed bonds with these characteristics offered a good risk/reward balance, with yields high enough to warrant the securities’ added credit risk. With these purchases, we were active across a number of sectors, including health care, dedicated tax, utilities, and water and sewer. We also added a non-rated charter school bond that we found attractive.
We typically funded these purchases with proceeds from bond maturities and calls. We also sold some of the portfolio’s pre-refunded holdings, attempting to replace them with higher yielding securities that offered more upside potential.
Note About Investment Valuations
The municipal securities held by the Funds are valued by the Funds’ pricing service using a range of market-based inputs and assumptions. A different municipal pricing service might incorporate different assumptions and inputs into its valuation methodology, potentially resulting in different values for the same securities. Thus, the current net asset value of a Fund’s shares might be impacted, higher or lower, if the Fund were to use a different pricing service, or if its pricing service were to materially change its valuation methodology. On October 4, 2016, the Fund’s then-current municipal bond pricing service was acquired by the parent company of another pricing service, and the combination of the valuation methodologies used by the two organizations took place on October 16, 2017. The change of valuation methodologies due to that combination had little or no impact on the net asset value of each Fund’s shares.
8      NUVEEN

Risk Considerations
and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’ exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
As of November 30, 2017, the Funds had positive UNII balances, based upon our best estimate, for tax purposes. Louisiana and Tennessee had positive UNII balances, while Georgia and North Carolina had negative UNII balances for financial reporting purposes.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.
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Fund Performance, Expense Ratios
and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. A Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.
NUVEEN      11

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Georgia Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2017
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.18%	3.03%	1.99%	3.62%
Class A Shares at maximum Offering Price	(4.00)%	(1.32)%	1.13%	3.18%
S&P Municipal Bond Index	0.46%	5.00%	2.60%	4.33%
Lipper Other States Municipal Debt Funds Classification Average	(0.05)%	3.47%	1.56%	3.36%
Class C2 Shares	(0.10)%	2.53%	1.43%	3.06%
Class I Shares	0.36%	3.31%	2.21%	3.84%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	(0.15)%	2.27%	2.20%
Average Annual Total Returns as of December 31, 2017 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.75%	2.96%	2.51%	3.75%
Class A Shares at maximum Offering Price	(2.52)%	(1.34)%	1.63%	3.31%
Class C2 Shares	1.48%	2.38%	1.95%	3.19%
Class I Shares	1.85%	3.15%	2.71%	3.96%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	1.33%	2.11%	2.45%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.84%	1.64%	1.39%	0.64%
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Effective Leverage Ratio as of November 30, 2017

Effective Leverage Ratio	7.29%
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Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Louisiana Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2017
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.09%	5.70%	2.74%	4.13%
Class A Shares at maximum Offering Price	(3.15)%	1.24%	1.87%	3.69%
S&P Municipal Bond Index	0.46%	5.00%	2.60%	4.33%
Lipper Other States Municipal Debt Funds Classification Average	(0.05)%	3.47%	1.56%	3.36%
Class C2 Shares	0.79%	5.19%	2.18%	3.56%
Class I Shares	1.19%	5.91%	2.96%	4.34%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	0.68%	4.87%	3.58%
Average Annual Total Returns as of December 31, 2017 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.08%	5.96%	3.24%	4.24%
Class A Shares at maximum Offering Price	(2.22)%	1.50%	2.36%	3.79%
Class C2 Shares	1.88%	5.36%	2.67%	3.67%
Class I Shares	2.27%	6.17%	3.45%	4.45%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	1.77%	5.13%	3.75%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.84%	1.64%	1.39%	0.65%
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Effective Leverage Ratio as of November 30, 2017

Effective Leverage Ratio	2.45%
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Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen North Carolina Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2017
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.51%	4.95%	2.18%	4.11%
Class A Shares at maximum Offering Price	(3.71)%	0.50%	1.31%	3.67%
S&P Municipal Bond Index	0.46%	5.00%	2.60%	4.33%
Lipper Other States Municipal Debt Funds Classification Average	(0.05)%	3.47%	1.56%	3.36%
Class C2 Shares	0.24%	4.26%	1.60%	3.53%
Class I Shares	0.62%	5.06%	2.36%	4.31%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	0.01%	3.99%	2.77%
Average Annual Total Returns as of December 31, 2017 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.90%	4.92%	2.75%	4.22%
Class A Shares at maximum Offering Price	(2.40)%	0.52%	1.88%	3.77%
Class C2 Shares	1.53%	4.24%	2.17%	3.64%
Class I Shares	1.91%	5.04%	2.93%	4.42%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	1.49%	4.06%	3.02%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.79%	1.59%	1.34%	0.59%
16      NUVEEN

Effective Leverage Ratio as of November 30, 2017

Effective Leverage Ratio	1.77%
NUVEEN      17

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Tennessee Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2017
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.35%	5.19%	2.22%	4.31%
Class A Shares at maximum Offering Price	(3.86)%	0.81%	1.34%	3.86%
S&P Municipal Bond Index	0.46%	5.00%	2.60%	4.33%
Lipper Other States Municipal Debt Funds Classification Average	(0.05)%	3.47%	1.56%	3.36%
Class C2 Shares	0.16%	4.70%	1.66%	3.75%
Class I Shares	0.46%	5.42%	2.41%	4.51%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	0.03%	4.44%	2.93%
Average Annual Total Returns as of December 31, 2017 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.58%	4.93%	2.75%	4.39%
Class A Shares at maximum Offering Price	(2.70)%	0.52%	1.88%	3.95%
Class C2 Shares	1.30%	4.35%	2.19%	3.82%
Class I Shares	1.78%	5.24%	2.96%	4.60%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	1.26%	4.09%	3.08%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.84%	1.64%	1.39%	0.64%
18      NUVEEN

Effective Leverage Ratio as of November 30, 2017

Effective Leverage Ratio	6.93%
NUVEEN      19

Yields as of November 30, 2017
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the fund on an after-tax basis at a specified tax rate. If the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Georgia Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.86%	2.15%	2.43%	3.17%
SEC 30-Day Yield	1.61%	0.88%	1.13%	1.88%
Taxable-Equivalent Yield (32.3%)[2]	2.38%	1.30%	1.67%	2.78%
Nuveen Louisiana Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	3.20%	2.55%	2.76%	3.55%
SEC 30-Day Yield	2.29%	1.59%	1.84%	2.59%
Taxable-Equivalent Yield (31.2%)[2]	3.33%	2.31%	2.67%	3.76%
Nuveen North Carolina Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.76%	2.05%	2.32%	3.09%
SEC 30-Day Yield	1.60%	0.87%	1.12%	1.87%
Taxable-Equivalent Yield (32.0%)[2]	2.35%	1.28%	1.65%	2.75%
20      NUVEEN

Nuveen Tennessee Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.94%	2.26%	2.51%	3.28%
SEC 30-Day Yield	1.56%	0.83%	1.08%	1.83%
Taxable-Equivalent Yield (31.6%)[2]	2.28%	1.21%	1.58%	2.68%
1     The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2     The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.
NUVEEN      21

Holding
Summaries as of November 30, 2017
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S Government or agency.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen Georgia Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	99.0%
Short-Term Municipal Bonds	1.3%
Other Assets Less Liabilities	1.8%
Net Assets Plus Floating Rate Obligations	102.1%
Floating Rate Obligations	(2.1)%
Net Assets	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	18.2%
U.S. Guaranteed	15.8%
Water and Sewer	14.0%
Education and Civic Organizations	13.0%
Health Care	12.5%
Tax Obligation/Limited	10.9%
Utilities	10.5%
Transportation	5.1%
Total	100%
Bond Credit Quality (% of total investment exposure)
AAA/U.S. Guaranteed	21.4%
AA	54.0%
A	19.3%
BBB	3.5%
N/R (not rated)	1.8%
Total	100%
22       NUVEEN

Nuveen Louisiana Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	100.6%
Other Assets Less Liabilities	(0.1)%
Net Assets Plus Floating Rate Obligations	100.5%
Floating Rate Obligations	(0.5)%
Net Assets	100%
Portfolio Composition (% of total investments)
Education and Civic Organizations	16.2%
Tax Obligation/Limited	15.0%
Transportation	13.4%
Health Care	12.3%
Water and Sewer	9.8%
U.S. Guaranteed	8.6%
Consumer Staples	6.3%
Other	18.4%
Total	100%
Bond Credit Quality (% of total investment exposure)
AAA/U.S. Guaranteed	10.4%
AA	30.0%
A	35.5%
BBB	10.1%
BB or Lower	6.4%
N/R (not rated)	7.6%
Total	100%
NUVEEN       23

Holding Summaries as of November 30, 2017 (continued)
Nuveen North Carolina Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	99.7%
Other Assets Less Liabilities	2.1%
Net Assets Plus Floating Rate Obligations	101.8%
Floating Rate Obligations	(1.8)%
Net Assets	100%
Portfolio Composition (% of total investments)
U.S. Guaranteed	21.0%
Transportation	19.4%
Education and Civic Organizations	15.1%
Health Care	13.4%
Water and Sewer	12.8%
Tax Obligation/Limited	9.3%
Tax Obligation/General	7.7%
Other	1.3%
Total	100%
Bond Credit Quality (% of total investment exposure)
AAA/U.S. Guaranteed	36.2%
AA	43.7%
A	14.2%
BBB	5.0%
N/R (not rated)	0.9%
Total	100%
24       NUVEEN

Nuveen Tennessee Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	104.6%
Other Assets Less Liabilities	1.2%
Net Assets Plus Floating Rate Obligations	105.8%
Floating Rate Obligations	(5.8)%
Net Assets	100%
Portfolio Composition (% of total investments)
Utilities	18.4%
U.S. Guaranteed	16.4%
Water and Sewer	13.6%
Tax Obligation/General	13.5%
Health Care	11.3%
Tax Obligation/Limited	10.5%
Education and Civic Organizations	6.4%
Other	9.9%
Total	100%
Bond Credit Quality (% of total investment exposure)
AAA/U.S. Guaranteed	21.4%
AA	47.6%
A	19.0%
BBB	7.5%
N/R (not rated)	4.5%
Total	100%
NUVEEN       25

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2017.
The beginning of the period is June 1, 2017.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Georgia Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,001.80	$ 998.50	$ 999.00	$1,003.60
Expenses Incurred During the Period	$ 4.17	$ 8.17	$ 6.92	$ 3.16
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.91	$1,016.90	$1,018.15	$1,021.91
Expenses Incurred During the Period	$ 4.20	$ 8.24	$ 6.98	$ 3.19
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.83%, 1.63%, 1.38% and 0.63% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
26      NUVEEN

Nuveen Louisiana Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,010.90	$1,006.80	$1,007.90	$1,011.90
Expenses Incurred During the Period	$ 4.23	$ 8.25	$ 7.00	$ 3.23
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.86	$1,016.85	$1,018.10	$1,021.86
Expenses Incurred During the Period	$ 4.26	$ 8.29	$ 7.03	$ 3.24
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.64%, 1.39% and 0.64% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen North Carolina Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,005.10	$1,000.10	$1,002.40	$1,006.20
Expenses Incurred During the Period	$ 3.92	$ 7.92	$ 6.68	$ 2.92
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.16	$1,017.15	$1,018.40	$1,022.16
Expenses Incurred During the Period	$ 3.95	$ 7.99	$ 6.73	$ 2.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58%, 1.33% and 0.58% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Tennessee Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,003.50	$1,000.30	$1,001.60	$1,004.60
Expenses Incurred During the Period	$ 3.87	$ 7.87	$ 6.62	$ 2.86
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.21	$1,017.20	$1,018.45	$1,022.21
Expenses Incurred During the Period	$ 3.90	$ 7.94	$ 6.68	$ 2.89
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57%, 1.32% and 0.57% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
NUVEEN      27

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.0%
	MUNICIPAL BONDS – 99.0%
	Education and Civic Organizations – 13.0%
$ 1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A1	$1,157,260
1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31	5/22 at 100.00	AA+	1,533,427
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%, 3/15/36	3/26 at 100.00	A2	2,259,960
2,750	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College Student Housing Project, Series 2017B, 5.000%, 7/01/40	7/27 at 100.00	A+	3,160,300
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA+	5,841,850
75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	83,022
3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	3,613,486
605	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 5.000%, 10/01/24	No Opt. Call	Baa2	681,127
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A-	2,172,340
18,205	Total Education and Civic Organizations			20,502,772
	Health Care – 11.3%
3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4), (5)	12/17 at 100.00	N/R	—
2,355	Development Authority of Fulton County Revenue Bonds, Georgia, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	2,650,364
1,160	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	1,309,385
705	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/20 at 100.00	AA	746,419
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B:
2,000	5.500%, 2/15/42	2/27 at 100.00	AA	2,419,400
3,000	5.250%, 2/15/45	2/27 at 100.00	AA	3,531,660
1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	11/22 at 100.00	AA-	1,515,005
1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	2/18 at 100.00	Aa1	1,253,425
2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA-	2,121,269
28      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	2/18 at 100.00	A-	$ 2,254,927
19,395	Total Health Care			17,801,854
	Tax Obligation/General – 18.2%
2,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	2,265,240
2,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015, 5.000%, 4/01/32	4/26 at 100.00	AA+	2,340,840
1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A, 5.000%, 1/01/31	1/22 at 100.00	AA	1,108,900
530	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	2/18 at 100.00	AA+	531,267
825	Cherokee County School System, Georgia, General Obligation Bonds, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	AA+	1,008,744
	Decatur, Georgia, General Obligation Bonds, City Schools of Decatur Projects, Series 2016:
1,190	5.000%, 8/01/27	8/25 at 100.00	AA+	1,432,926
1,595	5.000%, 8/01/28	8/25 at 100.00	AA+	1,909,374
1,100	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding Series 2017, 5.000%, 2/01/34 – AGM Insured	2/27 at 100.00	AA	1,277,859
2,000	Forsyth County, Georgia, General Obligation Bonds, Series 2015A, 5.000%, 3/01/35	3/25 at 100.00	AAA	2,324,940
1,980	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA	2,325,233
1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37	2/24 at 100.00	Aa3	1,111,290
1,275	Lamar County School District, Georgia, General Obligation Bonds, Series 2017, 5.000%, 3/01/30	9/27 at 100.00	Aa1	1,544,127
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	189,833
374	5.500%, 7/15/30	7/21 at 100.00	N/R	376,831
410	5.500%, 1/15/36	7/21 at 100.00	N/R	413,701
4,500	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, 5.000%, 5/01/47	5/26 at 100.00	Aaa	5,229,675
1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,081,020
2,000	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/37	2/26 at 100.00	Aa1	2,310,960
24,967	Total Tax Obligation/General			28,782,760
NUVEEN      29

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 11.0%
	Atlanta and Fulton County Recreation Authority, Georgia, Revenue Bonds, Zoo Atlanta Parking Facility Project, Series 2017:
$ 1,000	5.000%, 12/01/31	12/27 at 100.00	AA+	$1,209,010
1,000	5.000%, 12/01/32	12/27 at 100.00	AA+	1,203,160
1,075	5.000%, 12/01/33	12/27 at 100.00	AA+	1,287,140
1,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44	7/25 at 100.00	A1	1,677,105
2,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	Aa3	2,906,150
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2007:
610	5.250%, 12/01/22 – AGC Insured	12/17 at 100.00	AA	611,836
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA	1,423,848
595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A-	658,558
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993:
55	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	A3	56,796
155	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	A3	175,189
200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+	232,718
	East Point, Georgia, Tax Allocation Revenue Bonds, Camp Creek Tad Project, Series 2015:
500	5.000%, 8/01/20	No Opt. Call	BBB+	538,630
280	5.000%, 8/01/21	No Opt. Call	BBB+	308,235
1,671	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	A3	1,798,297
2,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41	7/26 at 100.00	AA+	2,316,800
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	12/22 at 100.00	Aa2	901,085
15,371	Total Tax Obligation/Limited			17,304,557
	Transportation – 5.1%
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	AA-	2,236,140
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	AA-	2,819,596
2,000	5.000%, 1/01/33	1/24 at 100.00	AA-	2,320,480
	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
160	5.000%, 1/01/32	1/25 at 100.00	BBB	177,834
170	5.000%, 1/01/33	1/25 at 100.00	BBB	188,268
100	5.000%, 1/01/34	1/25 at 100.00	BBB	110,480
150	5.000%, 1/01/35	1/25 at 100.00	BBB	165,273
7,005	Total Transportation			8,018,071
30      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 15.8% (6)
$ 1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35 (Pre-refunded 6/15/19)	6/19 at 100.00	Aa2 (6)	$1,055,000
2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (6)	2,654,325
115	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (6)	122,122
185	Brunswick, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (6)	194,287
800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 (Pre-refunded 8/01/18) – AGM Insured	8/18 at 100.00	AA (6)	819,328
1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa1 (6)	1,583,498
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
510	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (6)	519,394
2,250	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (6)	2,291,445
2,295	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (6)	2,473,551
5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (Pre-refunded 2/01/18) (UB)	2/18 at 100.00	AAA	5,129,733
1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Tender Option Bond Trust 2015-XF0089, 144A, 11.465%, 2/01/36 (Pre-refunded 2/01/18) (IF)	2/18 at 100.00	AAA	1,719,136
5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	Aa2 (6)	5,396,638
430	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992N, 6.250%, 7/01/18 (ETM)	No Opt. Call	N/R (6)	442,049
100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33 (Pre-refunded 1/01/19)	1/19 at 100.00	Aa1 (6)	104,315
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Oconee-Hard Creek Resevoir Project, Series 2008:
300	5.000%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	A2 (6)	301,797
165	5.000%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	A2 (6)	165,988
24,110	Total U.S. Guaranteed			24,972,606
	Utilities – 10.5%
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A+	2,192,880
1,005	Georgia Municipal Electric Authority, Project One Revenue Bonds, Subordinated Series 2007A-2, 5.000%, 1/01/26	2/18 at 100.00	A	1,007,754
1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/28 – AGM Insured	1/23 at 100.00	AA	1,339,704
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
890	5.000%, 3/15/19	No Opt. Call	A	926,908
500	5.000%, 3/15/21	No Opt. Call	A	547,550
2,315	5.000%, 3/15/22	No Opt. Call	A	2,576,340
NUVEEN      31

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
$ 1,000	5.000%, 3/15/18	No Opt. Call	A+	$1,010,300
360	5.500%, 9/15/23	No Opt. Call	A	418,198
2,630	5.500%, 9/15/27	No Opt. Call	A	3,144,191
100	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – NPFG Insured	1/18 at 42.86	A	42,573
3,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 0.000%, 1/01/32	No Opt. Call	A	2,168,600
1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A	1,261,631
16,650	Total Utilities			16,636,629
	Water and Sewer – 14.1%
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	577,825
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A, 5.000%, 11/01/37	11/27 at 100.00	Aa2	1,186,330
2,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	Aa2	2,268,280
1,430	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 144A, 18.894%, 11/01/35 (IF)	5/25 at 100.00	AA-	2,600,340
	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2016:
1,000	5.000%, 8/01/33	8/26 at 100.00	AA	1,175,640
750	5.000%, 8/01/35	8/26 at 100.00	AA	875,430
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA+	580,000
3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,160,473
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,780,125
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA	1,122,500
2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,233,120
1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,137,660
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Walton-Hard Labor Creek Reservoir Project, Refunding Series 2016A:
540	5.000%, 2/01/36	2/26 at 100.00	Aa2	622,264
800	5.000%, 2/01/37	2/26 at 100.00	Aa2	919,992
18,430	Total Water and Sewer			22,239,979

$ 144,133	Total Long-Term Investments (cost $153,626,747)			156,259,228

32      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3%
	MUNICIPAL BONDS – 1.3%
	Health Care – 1.3%
$ 2,275	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 4/30/17 (4), (5)	No Opt. Call	N/R	$ 1,989,448
$ 2,275	Total Short-Term Investments (cost $2,275,000)			1,989,448
	Total Investments (cost $155,901,747) – 100.3%			158,248,676
	Floating Rate Obligations – (2.1)%			(3,380,000)
	Other Assets Less Liabilities – 1.8%			2,931,188
	Net Assets – 100%			$ 157,799,864
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.
NUVEEN      33

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.6%
	MUNICIPAL BONDS – 100.6%
	Consumer Staples – 6.3%
$ 500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.750%, 6/01/34	1/18 at 100.00	B-	$468,750
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	504,280
120	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	1/18 at 100.00	B+	119,998
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/29	6/27 at 100.00	BBB	584,315
700	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	1/18 at 100.00	N/R	699,986
905	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	1/18 at 100.00	N/R	905,290
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	324,040
2,665	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	A-	2,897,175
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,090	5.000%, 6/01/29	1/18 at 100.00	BBB-	1,092,049
690	4.750%, 6/01/34	1/18 at 100.00	BB-	663,283
1,160	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,180,172
9,145	Total Consumer Staples			9,439,338
	Education and Civic Organizations – 16.2%
1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,097,140
815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	910,583
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities Inc. Project, 5.000%, 10/01/34 – AGM Insured	10/25 at 100.00	AA	1,137,780
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A3	2,226,700
1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Facilities, Inc. Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,299,898
34      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 – AGM Insured	10/27 at 100.00	AA	$2,265,280
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University student Housing/University Facilities Project, Series 2017, 5.000%, 8/01/42 – AGM Insured	8/27 at 100.00	AA	1,686,900
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase II Project, Series 2017:
200	5.000%, 7/01/42	7/27 at 100.00	A	225,960
1,500	5.000%, 7/01/47	7/27 at 100.00	A	1,684,275
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A:
1,500	5.000%, 7/01/46	7/26 at 100.00	A	1,670,100
1,000	5.000%, 7/01/56	7/26 at 100.00	A	1,097,060
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	1,128,930
750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	810,600
1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,137,951
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	BBB+	3,139,950
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,596,225
220	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2017A, 5.000%, 12/15/30	12/27 at 100.00	A	261,435
800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	921,200
22,040	Total Education and Civic Organizations			24,297,967
	Energy – 0.9%
1,210	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	1,292,498
	Financials – 0.9%
1,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,265,810
	Health Care – 12.4%
505	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	BBB	558,247
1,980	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	B+	2,040,608
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A, 5.000%, 10/01/44	10/27 at 100.00	A	3,350,100
NUVEEN      35

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,255	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA-	$1,281,430
1,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2010, 5.500%, 11/01/40	5/20 at 100.00	A-	1,070,280
1,575	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41	11/25 at 100.00	A-	1,734,642
1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA	2,101,896
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,142,180
2,610	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A3	2,931,500
200	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	223,296
1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A	1,130,516
17,010	Total Health Care			18,564,695
	Housing/Multifamily – 2.5%
1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	1,968,156
1,670	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	A	1,745,000
3,540	Total Housing/Multifamily			3,713,156
	Industrials – 3.8%
300	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24	11/19 at 100.00	B	309,810
1,640	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,782,762
140	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	142,814
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
40	5.500%, 12/01/22	12/18 at 100.00	B	40,863
1,000	5.250%, 12/01/25	12/23 at 100.00	B	1,064,370
60	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 144A, 5.875%, 12/01/26	6/18 at 105.00	B	63,560
1,550	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 144A, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	1,739,395
1,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	10,000
200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 144A, 5.000%, 11/15/44	11/24 at 100.00	N/R	215,162
36      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$ 300	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	$ 311,337
6,230	Total Industrials			5,680,073
	Long-Term Care – 0.3%
400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	429,556
	Materials – 2.2%
1,320	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	1,323,260
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB	1,692,480
250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 144A, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB-	233,183
3,070	Total Materials			3,248,923
	Tax Obligation/General – 3.1%
2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,272,191
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
125	5.000%, 12/01/27	12/25 at 100.00	AA-	146,916
525	5.000%, 12/01/29	12/25 at 100.00	AA-	606,785
1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	1,089,780
500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	A+	548,750
4,235	Total Tax Obligation/General			4,664,422
	Tax Obligation/Limited – 15.1%
1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	1,385,156
1,250	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/25	7/22 at 100.00	AA+	1,399,812
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,250	5.000%, 1/01/26	1/22 at 100.00	A	1,345,538
1,250	5.125%, 1/01/42	1/22 at 100.00	A	1,317,188
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/26	No Opt. Call	BBB+	1,150,640
1,000	5.000%, 12/01/34	12/26 at 100.00	BBB+	1,104,300
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	817,360
505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/26	No Opt. Call	A1	601,480
NUVEEN      37

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	$986,940
	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014:
2,000	5.000%, 10/01/35	10/24 at 100.00	A+	2,254,340
2,000	5.000%, 10/01/37	10/24 at 100.00	A+	2,237,280
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA	1,108,460
1,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	AA-	1,672,320
1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	A+	1,321,614
500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	AA-	565,220
1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A, 5.000%, 6/15/34	6/24 at 100.00	AA-	1,732,470
500	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream Meadowlands Project, Series 2017, 144A, 5.000%, 12/01/27	No Opt. Call	N/R	550,370
15	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	2/18 at 100.00	AA	15,041
1,000	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	1,026,380
20,765	Total Tax Obligation/Limited			22,591,909
	Transportation – 13.5%
680	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	740,751
805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	930,194
4,000	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 – AGM Insured	11/25 at 100.00	AA	4,601,920
1,100	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B, 5.000%, 1/01/41	7/26 at 100.00	AA-	1,255,408
2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,192,660
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	A-	2,247,820
	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A:
140	5.125%, 1/01/31	1/20 at 100.00	A-	148,788
1,700	5.250%, 1/01/41	1/20 at 100.00	A-	1,797,121
38      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
$ 1,035	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	$1,109,147
1,000	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,064,840
840	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	919,607
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245	5.000%, 4/01/31 (Alternative Minimum Tax)	4/23 at 100.00	A-	1,346,268
500	5.000%, 4/01/32 (Alternative Minimum Tax)	4/23 at 100.00	A-	538,645
1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008, 5.125%, 4/01/38 – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA	1,317,489
18,350	Total Transportation			20,210,658
	U.S. Guaranteed – 8.7% (5)
500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Bonds, Refunding Series 2011, 5.125%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	A (5)	555,980
1,220	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,377,282
1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Housing & Parking Project, Series 2010, 5.250%, 10/01/30 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA (5)	1,649,295
1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	AA (5)	2,045,416
1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 (Pre-refunded 6/01/22) – AGM Insured	6/22 at 100.00	AA (5)	1,139,800
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Series 2010A, 6.000%, 10/01/44 (Pre-refunded 10/01/20)	10/20 at 100.00	A (5)	111,867
1,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	A (5)	1,619,160
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (Pre-refunded 5/01/20) (UB)	5/20 at 100.00	AA (5)	1,077,530
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0035, 144A, 15.252%, 5/01/39 (Pre-refunded 5/01/20) (IF)	5/20 at 100.00	AA (5)	1,309,950
2,115	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 2007A, 5.250%, 1/01/32 (Pre-refunded 1/01/18) – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA (5)	2,121,007
11,785	Total U.S. Guaranteed			13,007,287
	Utilities – 4.8%
1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA	1,691,565
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	2,590,350
NUVEEN      39

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 2,130	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Caa1	$1,006,106
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Caa1	474,370
310	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20)	No Opt. Call	Caa1	146,453
1,000	Saint Tammany Parish, Louisiana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	AA-	1,073,500
500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	2/18 at 100.00	CCC	246,250
8,940	Total Utilities			7,228,594
	Water and Sewer – 9.9%
1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39	2/25 at 100.00	AA	1,140,380
610	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40 (WI/DD, Settling 12/20/17)	7/27 at 100.00	A-	681,443
565	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	620,493
1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA	1,091,730
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39	2/24 at 100.00	AA-	1,705,425
1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,571,040
1,315	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A	1,479,020
200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	A-	225,462
2,000	Shreveport, Lousiana, Water and Sewer Revenue Bonds, Series 2016B, 5.000%, 12/01/41 – BAM Insured	12/26 at 100.00	AA	2,286,080
2,000	Shreveport, Lousiana, Water and Sewer Revenue Bonds, Series 2017A, 5.000%, 12/01/41 – AGM Insured	12/27 at 100.00	AA	2,313,200
1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37	11/22 at 100.00	AA-	1,670,700
13,190	Total Water and Sewer			14,784,973

$ 140,910	Total Long-Term Investments (cost $145,929,109)			150,419,859
	Floating Rate Obligations – (0.5)%			(750,000)
	Other Assets Less Liabilities – (0.1)%			(99,092)
	Net Assets – 100%			$ 149,570,767
40      NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
NUVEEN      41

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.7%
	MUNICIPAL BONDS – 99.7%
	Education and Civic Organizations – 15.1%
$ 1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A-	$1,091,970
2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	2,923,553
2,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	Aa2	2,370,320
1,930	North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	10/21 at 100.00	A1	2,106,383
4,500	North Carolina Agricultural and Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	A1	5,160,555
2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,207,600
11,420	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A, 5.000%, 10/01/55	10/25 at 100.00	AA+	13,036,158
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016:
800	4.000%, 6/01/33	6/26 at 100.00	BBB+	835,144
685	4.000%, 6/01/34	6/26 at 100.00	BBB+	709,400
1,145	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.000%, 6/01/31	6/18 at 100.00	BBB+	1,170,201
4,330	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016, 5.000%, 1/01/33	7/26 at 100.00	AA	5,094,938
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
3,140	5.000%, 10/01/26	4/26 at 100.00	A3	3,685,355
3,215	5.000%, 10/01/27	4/26 at 100.00	A3	3,744,671
2,750	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	3,107,692
5,000	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2017, 5.000%, 6/01/42	6/26 at 100.00	A1	5,680,500
	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	4,227,937
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,627,598
4,590	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	5,247,839
1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31	4/24 at 100.00	Aa3	2,285,905
3,515	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	Aa3	4,122,322
42      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017:
$ 1,000	5.000%, 4/01/30 (WI/DD, Settling 12/14/17)	4/28 at 100.00	Aa3	$1,216,570
835	5.000%, 4/01/31 (WI/DD, Settling 12/14/17)	4/28 at 100.00	Aa3	1,012,471
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,085	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,262,039
2,070	5.000%, 4/01/39	4/24 at 100.00	Aa3	2,374,870
68,595	Total Education and Civic Organizations			77,301,991
	Health Care – 13.4%
2,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA-	3,013,709
1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA-	1,797,947
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
3,000	5.000%, 1/15/36	1/26 at 100.00	AA-	3,426,840
1,685	5.000%, 1/15/40	1/26 at 100.00	AA-	1,914,362
3,030	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37	1/21 at 100.00	AA-	3,322,122
1,800	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A+	2,037,150
3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	AA-	4,117,725
2,770	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,901,935
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A:
2,200	5.000%, 10/01/25	10/22 at 100.00	A-	2,451,834
2,300	5.000%, 10/01/26	10/22 at 100.00	A-	2,551,896
555	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	688,133
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
750	5.000%, 6/01/32	6/22 at 100.00	AA	838,590
380	5.000%, 6/01/35	6/22 at 100.00	AA	423,328
3,000	5.000%, 6/01/42	6/22 at 100.00	AA	3,321,720
2,950	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	3,294,590
5,860	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A+	6,587,812
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A	2,233,860
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A+	5,708,800
NUVEEN      43

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission Health Combined Group, Refunding Series 2017:
$ 1,290	5.000%, 10/01/31	10/27 at 100.00	AA-	$1,537,138
1,000	5.000%, 10/01/33	10/27 at 100.00	AA-	1,182,130
1,150	5.000%, 10/01/34	10/27 at 100.00	AA-	1,354,056
2,500	5.000%, 10/01/36	10/27 at 100.00	AA-	2,924,975
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
170	5.500%, 10/01/19 – RAAI Insured	4/18 at 100.00	AA	170,468
1,385	5.500%, 10/01/29 – RAAI Insured	4/18 at 100.00	AA	1,389,307
2,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	2,200,160
7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	2/18 at 100.00	A3	7,052,320
62,080	Total Health Care			68,442,907
	Housing/Single Family – 0.4%
2,105	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	2,211,429
	Long-Term Care – 0.4%
1,145	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	1,243,539
	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2016A:
550	5.000%, 10/01/30	10/26 at 100.00	BBB	627,841
225	5.000%, 10/01/31	10/26 at 100.00	BBB	255,915
1,920	Total Long-Term Care			2,127,295
	Tax Obligation/General – 7.7%
	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/28	7/26 at 100.00	AAA	1,214,220
1,850	5.000%, 7/01/29	7/26 at 100.00	AAA	2,233,486
1,250	5.000%, 7/01/30	7/26 at 100.00	AAA	1,502,650
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
300	5.000%, 6/01/25	No Opt. Call	AA	360,480
1,150	5.000%, 6/01/26	No Opt. Call	AA	1,401,148
1,000	5.000%, 6/01/28	6/26 at 100.00	AA-	1,204,630
1,795	5.000%, 6/01/30	6/26 at 100.00	AA-	2,137,935
1,000	Durham County, North Carolina, General Obligation Bonds, Refunding Series 2016, 5.000%, 10/01/28	10/26 at 100.00	AAA	1,223,450
1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,608,075
1,000	Guilford County, North Carolina, General Obligation Bonds, Public Improvement Series 2017B, 5.000%, 5/01/26	No Opt. Call	AAA	1,229,360
44      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,285	Guilford County, North Carolina, General Obligation Bonds, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	AAA	$2,838,930
4,000	North Carolina State, General Obligation Bonds, Refunding Series 2016A, 5.000%, 6/01/25	No Opt. Call	AAA	4,849,640
11,570	North Carolina State, General Obligation Bonds, Series 2015A, 5.000%, 6/01/24 (UB) (4)	No Opt. Call	AAA	13,781,953
2,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	2,469,920
1,260	Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A1	1,437,937
32,960	Total Tax Obligation/General			39,493,814
	Tax Obligation/Limited – 9.3%
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2015:
1,250	5.000%, 6/01/33	6/25 at 100.00	AA+	1,449,325
1,375	5.000%, 6/01/35	6/25 at 100.00	AA+	1,585,183
2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,888,816
	County of Scotland, North Carolina Limited Obligation Bonds, Series 2017:
500	5.000%, 12/01/30	12/27 at 100.00	A	596,740
250	5.000%, 12/01/33	12/27 at 100.00	A	295,495
1,000	Cumberland County, North Carolina, Limited Obligation Bonds, Refunding Series 2017, 5.000%, 11/01/23	No Opt. Call	AA	1,168,810
	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016:
1,545	5.000%, 4/01/32	4/26 at 100.00	A+	1,785,850
1,000	5.000%, 4/01/34	4/26 at 100.00	A+	1,142,370
1,265	Durham Capital Financing Corporation, Durham County, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	AA+	1,512,624
787	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	811,617
	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 144A:
855	4.375%, 3/01/25	No Opt. Call	N/R	847,621
1,600	5.375%, 3/01/40	3/25 at 100.00	N/R	1,590,608
3,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B, 5.000%, 5/01/28	5/27 at 100.00	AA+	3,681,690
	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
1,810	5.000%, 7/01/29	7/21 at 100.00	AA	2,007,000
9,375	5.000%, 7/01/36	7/21 at 100.00	AA	10,265,813
500	5.000%, 7/01/41	7/21 at 100.00	AA	546,610
1,000	Onslow County, North Carolina, Limited Obligation Bonds, Series 2016, 5.000%, 10/01/27	10/26 at 100.00	AA-	1,199,480
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	532,487
750	5.000%, 10/01/34	10/24 at 100.00	AA+	874,628
NUVEEN      45

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/29	5/26 at 100.00	AA+	$1,182,680
2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,362,440
2,445	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2015, 5.000%, 12/01/35	12/25 at 100.00	A1	2,829,672
3,570	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	A1	4,133,167
1,000	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 6/01/30	6/26 at 100.00	AA+	1,186,000
225	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	2/18 at 100.00	AA+	225,646
42,012	Total Tax Obligation/Limited			47,702,372
	Transportation – 19.3%
6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	AA-	6,578,340
10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	AA-	11,119,465
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	AA-	4,666,080
4,935	5.000%, 7/01/34	7/24 at 100.00	AA-	5,720,800
8,610	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	Aa3	10,104,179
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	1,626,690
11,170	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	11,968,543
3,800	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	4,023,060
25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	26,440
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
865	0.000%, 7/01/27	7/26 at 96.08	BBB-	609,453
880	0.000%, 7/01/29	7/26 at 87.76	BBB-	554,541
175	0.000%, 7/01/32	7/26 at 75.72	BBB-	93,639
1,500	0.000%, 7/01/34	7/26 at 68.37	BBB-	717,465
2,905	0.000%, 7/01/35	7/26 at 64.91	BBB-	1,313,641
3,735	0.000%, 7/01/38	7/26 at 55.68	BBB-	1,437,826
3,995	0.000%, 7/01/39	7/26 at 52.96	BBB-	1,459,134
2,385	0.000%, 7/01/40	7/26 at 50.36	BBB-	826,307
1,200	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB-	1,317,396
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/31 – AGM Insured	1/27 at 100.00	AA	1,169,960
46      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
$ 70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	$39,260
3,760	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	2,003,854
21,205	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	10,853,355
20,150	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	9,882,567
15,615	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	7,334,053
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	5/20 at 100.00	Aa3	1,077,780
1,675	5.000%, 5/01/36	5/20 at 100.00	Aa3	1,788,063
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A:
225	5.000%, 5/01/29	5/25 at 100.00	Aa3	262,987
300	5.000%, 5/01/30	5/25 at 100.00	Aa3	349,545
132,960	Total Transportation			98,924,423
	U.S. Guaranteed – 20.9% (5)
	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+ (5)	340,836
350	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+ (5)	397,642
7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA (5)	7,996,696
5,140	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35 (Pre-refunded 8/01/18)	8/18 at 100.00	AA+ (5)	5,265,878
	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strawn and Parktowne Rehabilitation Project, Series 2011:
295	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	326,471
2,705	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (5)	2,999,088
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A, 5.000%, 7/01/33 (Pre-refunded 7/01/24)	7/24 at 100.00	AA- (5)	5,812,700
3,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47 (Pre-refunded 1/15/18)	1/18 at 100.00	AA- (5)	3,063,176
250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	AA (5)	275,747
6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	AAA	7,131,456
1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35 (Pre-refunded 3/01/19)	3/19 at 100.00	AA (5)	1,042,120
2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 (Pre-refunded 11/01/18) – AGM Insured	11/18 at 100.00	AAA	2,150,013
3,180	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA (5)	3,220,958
NUVEEN      47

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 (Pre-refunded 3/01/18) – AGC Insured	3/18 at 100.00	AA (5)	$3,909,875
2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA (5)	2,600,257
1,005	North Carolina Capital Facilities Finance Agency, General Revenue Bonds, Duke University, Series 2009B, 5.000%, 10/01/38 (Pre-refunded 4/01/19)	4/19 at 100.00	AA+ (5)	1,050,145
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A:
35	6.000%, 6/01/31 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (5)	35,798
60	6.125%, 6/01/35 (Pre-refunded 6/01/18)	6/18 at 100.00	BBB+ (5)	61,405
3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	AA (5)	3,109,560
1,020	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	Aaa	1,024,039
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
5,320	6.000%, 1/01/18 – AMBAC Insured (ETM)	No Opt. Call	AAA	5,339,099
15	6.000%, 1/01/22 – NPFG Insured (ETM)	No Opt. Call	A3 (5)	17,555
520	6.000%, 1/01/22 – AGC Insured (ETM)	No Opt. Call	AA (5)	608,561
310	6.000%, 1/01/26 (ETM)	No Opt. Call	AAA	400,694
340	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.000%, 1/01/23 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	340,966
5,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	5,905,029
6,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	AA (5)	6,487,140
995	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	1,031,337
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	2,006,060
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
245	5.250%, 1/01/23 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	254,597
115	5.125%, 1/01/24 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	119,353
50	5.375%, 1/01/26 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	52,025
10,710	5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	11,186,381
750	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38 (Pre-refunded 4/01/18)	4/18 at 100.00	BBB (5)	761,955
4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 (Pre-refunded 6/01/18) – NPFG Insured	6/18 at 100.00	A+ (5)	4,072,680
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009:
500	5.750%, 6/01/26 (Pre-refunded 6/01/19)	6/19 at 100.00	AA (5)	530,770
3,500	6.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (5)	3,728,235
1,500	6.000%, 6/01/36 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (5)	1,597,815
48      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Pitt County, North Carolina, Certificates of Participation, Jail Facilities Project, Series 2007:
$ 1,265	5.000%, 4/01/25 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2 (5)	$1,280,268
1,175	5.000%, 4/01/26 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2 (5)	1,189,182
1,395	5.000%, 4/01/27 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2 (5)	1,411,838
1,240	5.000%, 4/01/28 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2 (5)	1,254,967
1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA (5)	1,358,396
2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37 (Pre-refunded 1/01/20)	1/20 at 100.00	AA+ (5)	2,264,298
1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (5)	2,010,886
102,125	Total U.S. Guaranteed			107,023,947
	Utilities – 0.5%
1,000	Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/33	6/26 at 100.00	Aa2	1,161,960
405	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	419,082
740	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	872,593
2,145	Total Utilities			2,453,635
	Water and Sewer – 12.7%
1,465	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	AA-	1,646,836
1,215	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40	6/24 at 100.00	AA+	1,381,151
3,600	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2016, 5.000%, 8/01/28	8/26 at 100.00	AA+	4,352,760
	Carolina Beach, North Carolina, Enterprise Systems Revenue Bonds, Series 2016:
1,000	5.000%, 6/01/26	No Opt. Call	Aa3	1,211,490
2,605	4.000%, 6/01/41	6/26 at 100.00	Aa3	2,737,100
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017:
400	4.000%, 12/01/38	12/26 at 100.00	AAA	430,664
1,700	5.000%, 12/01/41	12/26 at 100.00	AAA	2,002,872
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,110,488
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,715,088
1,075	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,097,887
2,350	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,545,778
5,000	City of Winston-Salem, North Carolina, Water and Sewer Revenue Bonds, Series 2017, 4.000%, 6/01/47	6/27 at 100.00	AAA	5,363,300
NUVEEN      49

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017:
$ 400	5.000%, 6/01/24	No Opt. Call	AA+	$475,392
400	5.000%, 6/01/28	6/27 at 100.00	AA+	492,772
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017B:
1,815	5.000%, 12/01/26	No Opt. Call	AAA	2,239,202
1,000	5.000%, 12/01/27	No Opt. Call	AAA	1,249,920
2,535	5.000%, 12/01/28	12/27 at 100.00	AAA	3,150,549
1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,145,400
600	Jacksonville City, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2016, 5.250%, 5/01/29	No Opt. Call	Aa3	755,406
1,000	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	Aaa	1,138,990
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015:
3,185	5.000%, 6/01/34 – AGM Insured	6/25 at 100.00	AA	3,664,852
3,345	5.000%, 6/01/35 – AGM Insured	6/25 at 100.00	AA	3,841,666
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017:
1,215	5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	1,484,025
1,335	5.000%, 6/01/28 – AGM Insured	6/27 at 100.00	AA	1,600,478
1,000	5.000%, 6/01/33 – AGM Insured	6/27 at 100.00	AA	1,173,150
	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
600	5.000%, 12/01/25	No Opt. Call	Aa3	722,988
940	5.000%, 12/01/28	12/26 at 100.00	Aa3	1,129,871
1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30	3/22 at 100.00	AAA	1,632,308
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/31	3/23 at 100.00	AAA	5,742,750
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015:
1,020	5.000%, 6/01/31	12/25 at 100.00	AA+	1,198,031
500	5.000%, 6/01/32	12/25 at 100.00	AA+	586,875
	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2016A:
1,150	5.000%, 6/01/25	No Opt. Call	AAA	1,390,706
2,800	5.000%, 6/01/26	No Opt. Call	AAA	3,435,852
365	5.000%, 6/01/29	6/26 at 100.00	AAA	440,000
56,330	Total Water and Sewer			65,286,597

$ 503,232	Total Long-Term Investments (cost $485,648,607)			510,968,410
	Floating Rate Obligations – (1.8)%			(9,255,000)
	Other Assets Less Liabilities – 2.1%			10,817,701
	Net Assets – 100%			$ 512,531,111
50      NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
NUVEEN      51

Nuveen Tennessee Municipal Bond Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 104.6%
	MUNICIPAL BONDS – 104.6%
	Education and Civic Organizations – 6.7%
$ 3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	$3,758,545
	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	10/19 at 100.00	N/R	954,162
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,158,005
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,851,430
900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	1,004,247
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	A	726,488
1,300	5.000%, 11/01/28	11/21 at 100.00	A	1,425,866
1,295	5.000%, 11/01/29	11/21 at 100.00	A	1,415,306
1,495	5.000%, 11/01/30	11/21 at 100.00	A	1,634,469
710	5.000%, 11/01/31	11/21 at 100.00	A	774,851
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 144A, 4.625%, 6/15/27	No Opt. Call	N/R	996,170
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
610	5.000%, 10/01/30	10/26 at 100.00	BBB	688,489
640	5.000%, 10/01/31	10/26 at 100.00	BBB	722,586
670	5.000%, 10/01/32	10/26 at 100.00	BBB	753,576
705	5.000%, 10/01/33	10/26 at 100.00	BBB	790,594
745	5.000%, 10/01/34	10/26 at 100.00	BBB	833,245
780	5.000%, 10/01/35	10/26 at 100.00	BBB	870,519
1,065	5.000%, 10/01/41	10/26 at 100.00	BBB	1,186,101
1,695	5.000%, 10/01/45	10/26 at 100.00	BBB	1,890,603
515	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E, 144A, 5.375%, 6/01/52	6/26 at 100.00	N/R	549,067
1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2012D, 5.000%, 10/01/30	10/22 at 100.00	AAA	1,420,400
3,525	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40	8/21 at 100.00	A+	3,936,896
52      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2015:
$ 700	5.000%, 8/01/40	8/25 at 100.00	A+	$800,793
1,000	5.000%, 8/01/45	8/25 at 100.00	A+	1,140,310
28,490	Total Education and Civic Organizations			31,282,718
	Health Care – 11.8%
1,010	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	BBB+	1,046,784
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,500	5.000%, 1/01/33	1/23 at 100.00	BBB+	1,608,795
1,000	5.250%, 1/01/45	1/23 at 100.00	BBB+	1,080,220
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
1,520	5.000%, 10/01/18 – AGC Insured	No Opt. Call	AA	1,560,371
760	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA	807,850
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
500	5.000%, 10/01/34	10/24 at 100.00	BBB+	548,340
1,575	5.000%, 10/01/44	10/24 at 100.00	BBB+	1,707,268
810	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	820,838
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
905	5.375%, 7/01/25	7/20 at 100.00	BBB+	969,943
200	5.625%, 7/01/30	7/20 at 100.00	BBB+	212,810
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,342,875
1,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	1,065,290
4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB+	4,407,120
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
310	5.000%, 4/01/36	4/27 at 100.00	BBB+	347,495
2,000	4.000%, 4/01/36	4/27 at 100.00	BBB+	2,032,640
	Knox County Health, Educational and Housing Facility Board, Tennesse, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A:
2,955	5.000%, 1/01/36	1/27 at 100.00	A	3,348,606
4,000	5.000%, 1/01/42	1/27 at 100.00	A	4,509,360
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
2,740	5.000%, 7/01/35	7/26 at 100.00	A3	3,107,242
1,165	5.000%, 7/01/40	7/26 at 100.00	A3	1,310,916
5,000	5.000%, 7/01/46	7/26 at 100.00	A3	5,586,650
NUVEEN      53

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48	7/27 at 100.00	A3	$432,447
10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	10,617,600
5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47	11/21 at 100.00	AA+	5,532,450
1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	AA-	1,078,350
50,585	Total Health Care			55,082,260
	Housing/Multifamily – 4.6%
5,480	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,389,790
1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	1,527,915
2,330	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory put 6/01/21)	6/18 at 102.00	N/R	2,399,690
1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	N/R	1,447,522
5,145	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory put 3/01/25)	3/20 at 100.00	AA+	5,380,641
	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
495	5.125%, 10/01/30	10/20 at 100.00	BBB+	516,399
3,700	5.850%, 10/01/46	10/20 at 100.00	BBB+	3,919,410
20,045	Total Housing/Multifamily			21,581,367
	Housing/Single Family – 0.8%
525	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	530,943
	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
2,935	4.350%, 7/01/22 (Alternative Minimum Tax)	1/21 at 100.00	AA+	3,109,838
10	4.500%, 7/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	10,025
3,470	Total Housing/Single Family			3,650,806
	Long-Term Care – 1.7%
1,000	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/37	1/25 at 102.00	N/R	1,052,870
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	1,617,345
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,421,351
1,210	5.000%, 7/01/37	7/22 at 100.00	BBB	1,273,525
54      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,100	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	N/R	$1,155,066
1,500	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2012, 5.250%, 12/01/42	12/22 at 100.00	N/R	1,557,255
7,650	Total Long-Term Care			8,077,412
	Tax Obligation/General – 14.1%
2,920	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2016B, 5.000%, 6/01/33	6/26 at 100.00	Aa2	3,436,285
	Chattanooga, Tennessee, General Obligation Bonds, Refunding Series 2017B:
1,055	5.000%, 3/01/24	No Opt. Call	AAA	1,243,887
2,670	5.000%, 3/01/25	No Opt. Call	AAA	3,203,439
2,240	5.000%, 3/01/26	No Opt. Call	AAA	2,727,290
	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2016:
1,000	5.000%, 6/01/25	No Opt. Call	Aa1	1,209,310
1,075	5.000%, 6/01/27	6/25 at 100.00	Aa1	1,292,537
1,445	5.000%, 6/01/28	6/25 at 100.00	Aa1	1,736,312
1,000	5.000%, 6/01/30	6/25 at 100.00	Aa1	1,193,180
1,260	Franklin Special School District, Williamson County, Tennessee, Limited Tax School Bonds, Series 1999, 0.000%, 6/01/20	No Opt. Call	Aa1	1,204,976
4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,376,800
2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Improvement Series 2015C, 5.000%, 7/01/26	7/25 at 100.00	AA	2,398,000
585	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	AA	632,660
	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012:
1,150	5.000%, 7/01/22	No Opt. Call	AA	1,309,275
6,385	5.000%, 7/01/23	7/22 at 100.00	AA	7,278,389
2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2015-XF0224, 144A, 15.125%, 7/01/27 (IF)	7/23 at 100.00	AA	4,035,100
600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	664,350
	Putnam County, Tennessee, General Obligation Bonds, Refunding School Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	1,013,040
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,105,010
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	2,861,255
3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,379,949
5,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/21	No Opt. Call	AAA	5,614,350
NUVEEN      55

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Tennessee State, General Obligation Bonds, Series 2014A:
$ 1,000	5.000%, 9/01/33	9/24 at 100.00	AAA	$1,173,830
675	5.000%, 9/01/34	9/24 at 100.00	AAA	790,027
	Tennessee State, General Obligation Bonds, Series 2015A:
1,535	5.000%, 8/01/34	8/25 at 100.00	AAA	1,825,637
1,250	5.000%, 8/01/35	8/25 at 100.00	AAA	1,481,850
2,955	Tennessee State, General Obligation Bonds, Series 2016A, 5.000%, 8/01/24	No Opt. Call	AAA	3,527,354
1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,452,651
1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA+	1,954,692
57,120	Total Tax Obligation/General			66,121,435
	Tax Obligation/Limited – 11.0%
2,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 144A, 5.625%, 6/01/35	6/26 at 100.00	N/R	2,575,650
6,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30	11/26 at 100.00	AA-	7,101,720
265	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 144A, 4.750%, 7/01/27	No Opt. Call	N/R	276,384
	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue, Bonds, Series 2010A-1:
1,425	5.000%, 7/01/21 – AGM Insured	7/20 at 100.00	AA	1,536,221
1,000	5.000%, 7/01/22	7/20 at 100.00	A1	1,073,350
1,035	5.000%, 7/01/26	7/20 at 100.00	A1	1,109,841
4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,658,340
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
4,160	5.000%, 11/01/33 (UB) (4)	11/25 at 100.00	AA+	4,915,082
6,225	5.000%, 11/01/34 (UB) (4)	11/25 at 100.00	AA+	7,330,435
1,500	5.000%, 11/01/35	11/25 at 100.00	AA+	1,760,490
1,295	5.000%, 11/01/40	11/25 at 100.00	AA+	1,511,822
5,000	5.000%, 11/01/40 (UB) (4)	11/25 at 100.00	AA+	5,837,150
10,000	5.000%, 11/01/45 (UB) (4)	11/25 at 100.00	AA+	11,635,500
44,655	Total Tax Obligation/Limited			51,321,985
	Transportation – 3.2%
	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	3,552,770
420	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A	459,442
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A	2,478,907
56      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 5,750	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A+	$6,620,665
1,825	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	1,888,875
13,510	Total Transportation			15,000,659
	U.S. Guaranteed – 17.2% (5)
4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	Aa2 (5)	4,449,960
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
480	5.000%, 10/01/18 – AGM Insured (ETM)	No Opt. Call	AA (5)	494,477
240	5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA (5)	253,809
	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34 (Pre-refunded 9/01/20)	9/20 at 100.00	Aa2 (5)	1,264,377
2,500	5.000%, 9/01/35 (Pre-refunded 9/01/20)	9/20 at 100.00	Aa2 (5)	2,724,950
250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1 (5)	262,630
2,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	Aa3 (5)	2,005,620
5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	Aa3 (5)	5,413,894
2,190	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.750%, 4/01/41 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (5)	2,221,383
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
270	5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1 (5)	270,740
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	2/18 at 100.00	A3 (5)	2,742,685
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	2/18 at 100.00	A3 (5)	9,936,435
3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36 (Pre-refunded 1/01/21)	1/21 at 100.00	AA- (5)	3,329,160
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A:
2,355	5.000%, 10/01/39 (Pre-refunded 10/01/19) (UB)	10/19 at 100.00	N/R (5)	2,497,077
8,645	5.000%, 10/01/39 (Pre-refunded 10/01/19) (UB)	10/19 at 100.00	AA+ (5)	9,174,593
18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa (5)	17,525,529
2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33 (Pre-refunded 5/15/18)	5/18 at 100.00	AA+ (5)	2,033,600
715	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	774,760
1,495	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,707,006
NUVEEN      57

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004B, 5.250%, 9/01/27 (Pre-refunded 3/01/18) – AGM Insured	3/18 at 100.00	AA (5)	$2,524,000
1,350	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGM Insured	12/19 at 100.00	AA (5)	1,445,391
545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (5)	571,007
1,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	AAA	1,123,270
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34 (Pre-refunded 7/01/22)	7/22 at 100.00	A (5)	570,905
4,385	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A (5)	5,006,837
77,935	Total U.S. Guaranteed			80,324,095
	Utilities – 19.3%
	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2015A:
500	5.000%, 9/01/31	9/25 at 100.00	AA+	589,010
1,750	5.000%, 9/01/32	9/25 at 100.00	AA+	2,054,797
	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,001,140
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	3,454,425
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A	2,960,031
8,775	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	9,699,797
	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015:
665	5.000%, 9/01/27	9/24 at 100.00	Aa2	785,618
2,000	5.000%, 9/01/30	9/24 at 100.00	Aa2	2,320,480
2,000	5.000%, 9/01/31	9/24 at 100.00	Aa2	2,317,780
	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2017:
1,020	5.000%, 9/01/25	No Opt. Call	Aa2	1,229,498
1,070	5.000%, 9/01/26	No Opt. Call	Aa2	1,307,989
1,130	5.000%, 9/01/27	No Opt. Call	Aa2	1,392,657
1,190	5.000%, 9/01/28	9/27 at 100.00	Aa2	1,457,298
1,250	5.000%, 9/01/29	9/27 at 100.00	Aa2	1,521,075
2,000	4.000%, 9/01/32	9/27 at 100.00	Aa2	2,201,520
670	Jackson Energy Authority, Tennessee, Gas System Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/28	6/25 at 100.00	Aa2	787,793
	Johnson City Energy Authority, Tennessee, Electric System Revenue Bonds, Series 2017:
1,000	5.000%, 5/01/28	5/27 at 100.00	Aa2	1,228,180
1,000	5.000%, 5/01/29	5/27 at 100.00	Aa2	1,216,840
2,050	Knoxville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015EE, 5.000%, 7/01/22	No Opt. Call	AA+	2,334,888
1,510	Memphis, Tennessee, Electric System Revenue Bonds, Series 2016, 5.000%, 12/01/27	12/26 at 100.00	AA	1,846,322
58      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Memphis, Tennessee, Gas System Revenue Bonds, Series 2016:
$ 1,900	5.000%, 12/01/27	12/26 at 100.00	Aa1	$2,318,000
2,295	5.000%, 12/01/30	12/26 at 100.00	Aa1	2,756,502
	Memphis, Tennessee, Gas System Revenue Bonds, Series 2017:
1,100	5.000%, 12/01/30	12/27 at 100.00	Aa1	1,339,635
1,400	5.000%, 12/01/31	12/27 at 100.00	Aa1	1,698,102
1,450	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Refunding Series 2015A, 5.000%, 5/15/27	5/25 at 100.00	AA+	1,735,171
11,250	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	12,294,000
5,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	AA+	5,893,850
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,561,368
1,755	5.250%, 9/01/22	No Opt. Call	A	2,004,052
3,130	5.250%, 9/01/24	No Opt. Call	A	3,697,031
2,520	5.250%, 9/01/26	No Opt. Call	A	3,032,518
2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,471,532
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
450	5.000%, 2/01/19	No Opt. Call	A	467,429
100	5.000%, 2/01/21	No Opt. Call	A	109,521
250	5.000%, 2/01/22	No Opt. Call	A	279,670
600	5.000%, 2/01/23	No Opt. Call	A	682,110
100	5.000%, 2/01/24	No Opt. Call	A	115,232
5,090	5.000%, 2/01/27	No Opt. Call	A	6,011,443
78,440	Total Utilities			90,174,304
	Water and Sewer – 14.2%
	Carter County First Utility District, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017:
190	3.000%, 7/01/24	No Opt. Call	A-	198,662
205	3.000%, 7/01/27	7/26 at 100.00	A-	210,469
500	3.000%, 7/01/30	7/26 at 100.00	A-	489,705
200	3.000%, 7/01/33	7/26 at 100.00	A-	192,736
1,000	Clarksville, Tennessee, Water, Sewer and Gas Revenue Bonds, Refunding Series 2016, 5.000%, 2/01/33	2/26 at 100.00	Aa2	1,168,960
	DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017:
435	3.375%, 4/01/38	4/26 at 100.00	N/R	443,387
510	3.500%, 4/01/42	4/26 at 100.00	N/R	519,216
NUVEEN      59

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
$ 2,000	5.000%, 12/01/29	12/22 at 100.00	AA+	$2,265,380
2,375	5.000%, 12/01/32	12/22 at 100.00	AA+	2,680,544
	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2015:
1,655	5.000%, 1/01/31	1/25 at 100.00	AA	1,915,944
1,270	5.000%, 1/01/38	1/25 at 100.00	AA	1,452,550
2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/18 at 100.00	AA	2,532,095
6,000	Harpeth Valley Utilites District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA	6,901,020
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	AA	1,797,420
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2016:
2,870	5.000%, 9/01/34	9/25 at 100.00	AA	3,332,615
4,785	5.000%, 9/01/42	9/25 at 100.00	AA	5,520,120
	Jackson Energy Authority, Tennessee, Water System Revenue Bonds, Series 2012:
270	5.000%, 12/01/24 (WI/DD, Settling 12/07/17)	No Opt. Call	Aa3	319,456
140	5.000%, 12/01/25 (WI/DD, Settling 12/07/17)	No Opt. Call	Aa3	167,538
175	5.000%, 12/01/26 (WI/DD, Settling 12/07/17)	No Opt. Call	Aa3	211,729
1,315	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AA-	1,522,336
	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2017:
1,475	4.000%, 1/01/32	1/26 at 100.00	AA-	1,591,038
1,000	4.000%, 1/01/35	1/26 at 100.00	AA-	1,068,260
1,525	Knoxville, Tennessee, Water System Revenue Bonds, Series 2013Z, 5.000%, 3/01/44	3/21 at 100.00	AAA	1,657,843
	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
2,235	4.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	2,335,955
1,000	4.000%, 3/01/28 (Alternative Minimum Tax)	3/22 at 100.00	A+	1,045,200
2,000	5.000%, 3/01/32 (Alternative Minimum Tax)	3/22 at 100.00	A+	2,167,240
	Portland, Tennessee, Water and Sewer System Revenue Bonds, Refunding & Improvement Series 2016:
1,100	4.000%, 4/01/31	4/26 at 100.00	A-	1,177,121
1,675	4.000%, 4/01/37	4/26 at 100.00	A-	1,765,919
	Savannah Valley Utility District, Hamilton County, Tennessee, Waterworks Revenue Refunding Bonds, Series 2012-A:
535	5.000%, 6/01/19	No Opt. Call	AA	562,194
525	5.000%, 6/01/20	No Opt. Call	AA	567,761
585	5.000%, 6/01/21	No Opt. Call	AA	649,334
515	5.000%, 6/01/22	No Opt. Call	AA	585,329
60      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 2,890	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	$3,081,260
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2017:
1,700	4.000%, 7/01/37	7/27 at 100.00	A	1,842,018
540	3.250%, 7/01/38	7/27 at 100.00	A	541,760
500	West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41	6/24 at 100.00	AA+	571,255
4,995	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45	6/25 at 100.00	AA	5,664,380
2,280	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding Series 2017, 4.000%, 6/01/34	6/26 at 100.00	AA	2,458,661
	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2016:
1,425	4.000%, 1/01/28	1/26 at 100.00	AA+	1,587,008
1,485	4.000%, 1/01/29	1/26 at 100.00	AA+	1,644,652
59,905	Total Water and Sewer			66,406,070

$ 441,805	Total Long-Term Investments (cost $468,265,122)			489,023,111
	Floating Rate Obligations – (5.8)%			(27,290,000)
	Other Assets Less Liabilities – 1.2%			5,731,525
	Net Assets – 100%			$ 467,464,636
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
NUVEEN      61

Statement of
Assets and Liabilities
November 30, 2017 (Unaudited)
	Georgia	Louisiana	North Carolina	Tennessee
Assets
Long-term investments, at value (cost $153,626,747, $145,929,109, $485,648,607 and $468,265,122, respectively)	$156,259,228	$150,419,859	$510,968,410	$489,023,111
Short-term investments, at value (cost $2,275,000, $—, $— and $—, respectively)	1,989,448	—	—	—
Cash	526,267	—	1,767,946	1,400,900
Receivable for:
Interest	2,165,783	2,248,540	7,361,111	6,002,798
Investments sold	—	1,628,715	4,330,750	135,634
Shares sold	793,200	98,865	1,155,020	378,327
Other assets	2,556	2,496	47,282	73,040
Total assets	161,736,482	154,398,475	525,630,519	497,013,810
Liabilities
Cash overdraft	—	2,938,046	—	—
Floating rate obligations	3,380,000	750,000	9,255,000	27,290,000
Payable for:
Dividends	98,711	89,480	329,047	141,886
Investments purchased	—	683,597	2,250,674	870,187
Shares redeemed	286,554	201,442	813,726	764,114
Accrued expenses:
Management fees	66,515	62,706	208,172	190,885
Trustees fees	828	755	46,484	71,077
12b-1 distribution and service fees	34,074	34,764	62,362	101,246
Other	69,936	66,918	133,943	119,779
Total liabilities	3,936,618	4,827,708	13,099,408	29,549,174
Net assets	$157,799,864	$149,570,767	$512,531,111	$467,464,636
Class A Shares
Net assets	$ 90,885,143	$ 98,641,149	$169,957,253	$271,464,260
Shares outstanding	8,543,606	8,872,550	15,685,556	23,138,755
Net asset value ("NAV") per share	$ 10.64	$ 11.12	$ 10.84	$ 11.73
Offering price per share (NAV per share plus maximum sales charge of 4.20% of offering price)	$ 11.11	$ 11.61	$ 11.32	$ 12.24
Class C Shares
Net assets	$ 9,003,071	$ 9,708,779	$ 21,378,316	$ 21,584,492
Shares outstanding	849,595	877,638	1,973,190	1,845,401
NAV and offering price per share	$ 10.60	$ 11.06	$ 10.83	$ 11.70
Class C2 Shares
Net assets	$ 18,356,804	$ 16,640,289	$ 26,848,297	$ 61,538,333
Shares outstanding	1,731,822	1,503,594	2,476,579	5,252,149
NAV and offering price per share	$ 10.60	$ 11.07	$ 10.84	$ 11.72
Class I Shares
Net assets	$ 39,554,846	$ 24,580,550	$294,347,245	$112,877,551
Shares outstanding	3,729,539	2,205,290	27,049,335	9,635,898
NAV and offering price per share	$ 10.61	$ 11.15	$ 10.88	$ 11.71
Net assets consist of:
Capital paid-in	$160,321,626	$149,713,396	$496,211,143	$445,991,004
Undistributed (Over-distribution of) net investment income	(282,232)	301,079	(124,075)	1,835,402
Accumulated net realized gain (loss)	(4,586,459)	(4,934,458)	(8,875,760)	(1,119,759)
Net unrealized appreciation (depreciation)	2,346,929	4,490,750	25,319,803	20,757,989
Net assets	$157,799,864	$149,570,767	$512,531,111	$467,464,636
Authorized shares – per class	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
See accompanying notes to financial statements.
62      NUVEEN

Statement of
Operations
Six Months Ended November 30, 2017 (Unaudited)
	Georgia	Louisiana	North Carolina	Tennessee
Investment Income	$ 3,089,550	$ 3,211,867	$ 9,235,489	$ 9,191,960
Expenses
Management fees	421,944	376,489	1,256,873	1,167,173
12b-1 service fees - Class A Shares	94,519	97,066	168,009	273,832
12b-1 distibution and service fees - Class C Shares	46,829	47,829	105,013	110,937
12b-1 distibution and service fees - Class C2 Shares	70,784	64,433	104,910	240,282
Shareholder servicing agent fees	34,649	26,477	96,637	73,390
Interest expense	25,243	5,328	68,938	203,447
Custodian fees	19,682	19,109	35,677	34,966
Trustees fees	2,869	2,573	8,807	8,146
Professional fees	19,031	18,259	28,655	27,643
Shareholder reporting expenses	15,731	14,994	32,528	30,082
Federal and state registration fees	2,077	2,077	2,167	3,189
Other	7,506	12,010	11,169	9,403
Total expenses	760,864	686,644	1,919,383	2,182,490
Net investment income (loss)	2,328,686	2,525,223	7,316,106	7,009,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(64,327)	20,080	(259,824)	(245,552)
Change in net unrealized appreciation (depreciation) of investments	(1,923,393)	(1,062,469)	(4,479,474)	(5,174,609)
Net realized and unrealized gain (loss)	(1,987,720)	(1,042,389)	(4,739,298)	(5,420,161)
Net increase (decrease) in net assets from operations	$ 340,966	$ 1,482,834	$ 2,576,808	$ 1,589,309
See accompanying notes to financial statements.
NUVEEN      63

Statement of
Changes in Net Assets
(Unaudited)
	Georgia		Louisiana
	Six Months Ended 11/30/17	Year Ended 5/31/17	Six Months Ended 11/30/17	Year Ended 5/31/17
Operations
Net investment income (loss)	$ 2,328,686	$ 5,626,791	$ 2,525,223	$ 4,900,283
Net realized gain (loss) from investments	(64,327)	(421,209)	20,080	(648,736)
Change in net unrealized appreciation (depreciation) of investments	(1,923,393)	(6,594,588)	(1,062,469)	(5,109,559)
Net increase (decrease) in net assets from operations	340,966	(1,389,006)	1,482,834	(858,012)
Distributions to Shareholders
From net investment income:
Class A Shares	(1,487,507)	(3,136,221)	(1,650,958)	(3,161,208)
Class C Shares	(108,822)	(244,032)	(124,950)	(249,519)
Class C2 Shares	(245,715)	(712,273)	(243,172)	(596,505)
Class I Shares	(726,247)	(1,708,434)	(439,503)	(696,676)
Decrease in net assets from distributions to shareholders	(2,568,291)	(5,800,960)	(2,458,583)	(4,703,908)
Fund Share Transactions
Proceeds from sale of shares	12,786,142	48,506,678	14,296,868	38,345,539
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,843,788	3,886,895	1,918,850	3,616,497
	14,629,930	52,393,573	16,215,718	41,962,036
Cost of shares redeemed	(26,366,234)	(54,613,496)	(9,754,509)	(27,879,692)
Net increase (decrease) in net assets from Fund share transactions	(11,736,304)	(2,219,923)	6,461,209	14,082,344
Net increase (decrease) in net assets	(13,963,629)	(9,409,889)	5,485,460	8,520,424
Net assets at the beginning of period	171,763,493	181,173,382	144,085,307	135,564,883
Net assets at the end of period	$157,799,864	$171,763,493	$149,570,767	$144,085,307
Undistributed (Over-distribution of) net investment income at the end of period	$ (282,232)	$ (42,627)	$ 301,079	$ 234,439

See accompanying notes to financial statements.
64      NUVEEN

	North Carolina		Tennessee
	Six Months Ended 11/30/17	Year Ended 5/31/17	Six Months Ended 11/30/17	Year Ended 5/31/17
Operations
Net investment income (loss)	$ 7,316,106	$ 14,696,689	$ 7,009,470	$ 14,502,045
Net realized gain (loss) from investments	(259,824)	(1,807,600)	(245,552)	2,326,311
Change in net unrealized appreciation (depreciation) of investments	(4,479,474)	(11,932,123)	(5,174,609)	(13,454,275)
Net increase (decrease) in net assets from operations	2,576,808	956,966	1,589,309	3,374,081
Distributions to Shareholders
From net investment income:
Class A Shares	(2,390,174)	(4,961,552)	(4,197,690)	(9,145,460)
Class C Shares	(212,647)	(377,917)	(250,996)	(514,519)
Class C2 Shares	(321,349)	(782,945)	(805,738)	(2,007,231)
Class I Shares	(4,450,095)	(8,436,228)	(1,824,479)	(3,325,158)
Decrease in net assets from distributions to shareholders	(7,374,265)	(14,558,642)	(7,078,903)	(14,992,368)
Fund Share Transactions
Proceeds from sale of shares	50,861,411	150,796,693	27,344,198	98,511,297
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,384,236	10,537,218	6,196,178	12,690,125
	56,245,647	161,333,911	33,540,376	111,201,422
Cost of shares redeemed	(41,193,997)	(135,054,322)	(29,581,662)	(114,420,202)
Net increase (decrease) in net assets from Fund share transactions	15,051,650	26,279,589	3,958,714	(3,218,780)
Net increase (decrease) in net assets	10,254,193	12,677,913	(1,530,880)	(14,837,067)
Net assets at the beginning of period	502,276,918	489,599,005	468,995,516	483,832,583
Net assets at the end of period	$512,531,111	$ 502,276,918	$467,464,636	$ 468,995,516
Undistributed (Over-distribution of) net investment income at the end of period	$ (124,075)	$ (65,916)	$ 1,835,402	$ 1,904,835
See accompanying notes to financial statements.
NUVEEN      65

Financial
Highlights (Unaudited)
Georgia
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2018(e)	$10.79	$0.15	$(0.13)	$ 0.02	$(0.17)	$ —	$(0.17)	$10.64
2017	11.21	0.35	(0.40)	(0.05)	(0.37)	—	(0.37)	10.79
2016	11.04	0.39	0.17	0.56	(0.39)	—	(0.39)	11.21
2015	11.04	0.40	—**	0.40	(0.40)	—	(0.40)	11.04
2014	11.20	0.41	(0.17)	0.24	(0.40)	—	(0.40)	11.04
2013	11.14	0.41	0.07	0.48	(0.42)	—	(0.42)	11.20
Class C (02/14)
2018(e)	10.74	0.11	(0.13)	(0.02)	(0.12)	—	(0.12)	10.60
2017	11.17	0.26	(0.41)	(0.15)	(0.28)	—	(0.28)	10.74
2016	10.99	0.29	0.19	0.48	(0.30)	—	(0.30)	11.17
2015	11.00	0.30	—**	0.30	(0.31)	—	(0.31)	10.99
2014(f)	10.79	0.02	0.28	0.30	(0.09)	—	(0.09)	11.00
Class C2 (01/94)(g)
2018(e)	10.75	0.12	(0.13)	(0.01)	(0.14)	—	(0.14)	10.60
2017	11.17	0.29	(0.41)	(0.12)	(0.30)	—	(0.30)	10.75
2016	11.00	0.33	0.17	0.50	(0.33)	—	(0.33)	11.17
2015	11.00	0.33	0.01	0.34	(0.34)	—	(0.34)	11.00
2014	11.17	0.35	(0.18)	0.17	(0.34)	—	(0.34)	11.00
2013	11.10	0.35	0.08	0.43	(0.36)	—	(0.36)	11.17
Class I (02/97)
2018(e)	10.75	0.16	(0.12)	0.04	(0.18)	—	(0.18)	10.61
2017	11.18	0.37	(0.42)	(0.05)	(0.38)	—	(0.38)	10.75
2016	11.00	0.41	0.18	0.59	(0.41)	—	(0.41)	11.18
2015	11.00	0.42	—**	0.42	(0.42)	—	(0.42)	11.00
2014	11.16	0.43	(0.17)	0.26	(0.42)	—	(0.42)	11.00
2013	11.10	0.44	0.06	0.50	(0.44)	—	(0.44)	11.16
66      NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.18%	$ 90,885	0.86%*	0.83%*	2.85%*	5%
(0.57)	94,199	0.84	0.82	3.23	20
5.28	96,938	0.83	0.82	3.50	16
3.65	89,014	0.83	0.82	3.57	11
2.27	97,333	0.83	0.82	3.83	9
4.34	109,963	0.81	0.80	3.67	10

(0.15)	9,003	1.66*	1.63*	2.06*	5
(1.39)	9,558	1.64	1.62	2.43	20
4.45	8,325	1.62	1.61	2.65	16
2.73	3,480	1.62	1.61	2.68	11
2.82	298	1.63*	1.62*	2.69*	9

(0.10)	18,357	1.41*	1.38*	2.31*	5
(1.07)	19,518	1.39	1.37	2.68	20
4.64	28,958	1.38	1.37	2.96	16
3.10	30,258	1.38	1.37	3.02	11
1.61	34,234	1.38	1.37	3.29	9
3.90	38,589	1.36	1.35	3.12	10

0.36	39,555	0.66*	0.63*	3.05*	5
(0.41)	48,488	0.64	0.62	3.43	20
5.47	46,953	0.63	0.62	3.69	16
3.83	40,496	0.63	0.62	3.76	11
2.46	33,450	0.63	0.62	4.04	9
4.58	40,839	0.61	0.60	3.87	10
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2017.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
**	Rounds to less than $0.01 per share.
See accompanying notes to financial statements.
NUVEEN      67

Financial Highlights (Unaudited) (continued)
Louisiana
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (09/89)
2018(e)	$11.19	$0.20	$(0.08)	$ 0.12	$(0.19)	$ —	$(0.19)	$11.12
2017	11.62	0.40	(0.44)	(0.04)	(0.39)	—	(0.39)	11.19
2016	11.40	0.41	0.24	0.65	(0.43)	—	(0.43)	11.62
2015	11.25	0.44	0.15	0.59	(0.44)	—	(0.44)	11.40
2014	11.32	0.45	(0.10)	0.35	(0.42)	—	(0.42)	11.25
2013	11.38	0.44	(0.06)	0.38	(0.44)	—	(0.44)	11.32
Class C (02/14)
2018(e)	11.13	0.15	(0.07)	0.08	(0.15)	—	(0.15)	11.06
2017	11.56	0.31	(0.44)	(0.13)	(0.30)	—	(0.30)	11.13
2016	11.35	0.32	0.23	0.55	(0.34)	—	(0.34)	11.56
2015	11.20	0.33	0.17	0.50	(0.35)	—	(0.35)	11.35
2014(f)	10.80	0.02	0.48	0.50	(0.10)	—	(0.10)	11.20
Class C2 (02/94)(g)
2018(e)	11.14	0.16	(0.07)	0.09	(0.16)	—	(0.16)	11.07
2017	11.56	0.34	(0.44)	(0.10)	(0.32)	—	(0.32)	11.14
2016	11.35	0.35	0.23	0.58	(0.37)	—	(0.37)	11.56
2015	11.20	0.37	0.16	0.53	(0.38)	—	(0.38)	11.35
2014	11.28	0.39	(0.11)	0.28	(0.36)	—	(0.36)	11.20
2013	11.34	0.37	(0.05)	0.32	(0.38)	—	(0.38)	11.28
Class I (02/97)
2018(e)	11.22	0.21	(0.08)	0.13	(0.20)	—	(0.20)	11.15
2017	11.64	0.43	(0.44)	(0.01)	(0.41)	—	(0.41)	11.22
2016	11.43	0.44	0.23	0.67	(0.46)	—	(0.46)	11.64
2015	11.28	0.46	0.16	0.62	(0.47)	—	(0.47)	11.43
2014	11.35	0.47	(0.09)	0.38	(0.45)	—	(0.45)	11.28
2013	11.41	0.46	(0.06)	0.40	(0.46)	—	(0.46)	11.35
68      NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

1.09%	$98,641	0.85%*	0.84%*	3.49%*	8%
(0.34)	94,149	0.84	0.83	3.57	16
5.82	90,958	0.84	0.84	3.61	5
5.34	81,264	0.84	0.84	3.81	12
3.35	77,147	0.86	0.85	4.13	23
3.35	95,749	0.85	0.84	3.83	13

0.68	9,709	1.65*	1.64*	2.69*	8
(1.14)	9,482	1.64	1.63	2.77	16
4.93	7,910	1.64	1.64	2.77	5
4.54	3,330	1.63	1.63	2.92	12
4.68	229	1.66*	1.65*	2.96*	23

0.79	16,640	1.40*	1.39*	2.95*	8
(0.83)	17,554	1.39	1.38	3.01	16
5.21	22,467	1.39	1.39	3.07	5
4.81	23,535	1.39	1.39	3.27	12
2.69	25,751	1.41	1.40	3.58	23
2.82	33,593	1.40	1.39	3.27	13

1.19	24,581	0.65*	0.64*	3.69*	8
(0.04)	22,901	0.65	0.64	3.79	16
5.94	14,231	0.64	0.64	3.80	5
5.54	9,791	0.64	0.64	4.00	12
3.56	6,501	0.66	0.65	4.33	23
3.55	7,794	0.65	0.64	4.01	13

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2017.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.
NUVEEN      69

Financial Highlights (Unaudited) (continued)
North Carolina
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2018(e)	$10.94	$0.15	$(0.09)	$ 0.06	$(0.16)	$ —	$(0.16)	$10.84
2017	11.21	0.32	(0.27)	0.05	(0.32)	—	(0.32)	10.94
2016	10.95	0.34	0.26	0.60	(0.34)	—	(0.34)	11.21
2015	10.95	0.35	—**	0.35	(0.35)	—	(0.35)	10.95
2014	11.04	0.37	(0.08)	0.29	(0.38)	—	(0.38)	10.95
2013	11.07	0.39	(0.02)	0.37	(0.40)	—	(0.40)	11.04
Class C (02/14)
2018(e)	10.94	0.11	(0.11)	—	(0.11)	—	(0.11)	10.83
2017	11.20	0.23	(0.26)	(0.03)	(0.23)	—	(0.23)	10.94
2016	10.95	0.25	0.25	0.50	(0.25)	—	(0.25)	11.20
2015	10.94	0.26	0.01	0.27	(0.26)	—	(0.26)	10.95
2014(f)	10.63	0.04	0.36	0.40	(0.09)	—	(0.09)	10.94
Class C2 (10/93)(g)
2018(e)	10.94	0.12	(0.09)	0.03	(0.13)	—	(0.13)	10.84
2017	11.21	0.26	(0.28)	(0.02)	(0.25)	—	(0.25)	10.94
2016	10.95	0.28	0.26	0.54	(0.28)	—	(0.28)	11.21
2015	10.95	0.29	—**	0.29	(0.29)	—	(0.29)	10.95
2014	11.04	0.31	(0.08)	0.23	(0.32)	—	(0.32)	10.95
2013	11.07	0.33	(0.02)	0.31	(0.34)	—	(0.34)	11.04
Class I (02/97)
2018(e)	10.98	0.17	(0.10)	0.07	(0.17)	—	(0.17)	10.88
2017	11.26	0.34	(0.28)	0.06	(0.34)	—	(0.34)	10.98
2016	10.99	0.36	0.27	0.63	(0.36)	—	(0.36)	11.26
2015	10.99	0.37	—**	0.37	(0.37)	—	(0.37)	10.99
2014	11.08	0.39	(0.08)	0.31	(0.40)	—	(0.40)	10.99
2013	11.10	0.41	—**	0.41	(0.43)	—	(0.43)	11.08
70      NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.51%	$169,957	0.81%*	0.78%*	2.83%*	7%
0.43	166,079	0.79	0.77	2.88	15
5.57	177,219	0.79	0.78	3.07	6
3.26	164,797	0.78	0.78	3.19	11
2.78	173,143	0.80	0.80	3.50	7
3.37	197,820	0.80	0.78	3.47	10

0.01	21,378	1.61*	1.58*	2.02*	7
(0.30)	20,612	1.59	1.57	2.09	15
4.63	13,415	1.59	1.58	2.25	6
2.52	7,331	1.58	1.58	2.36	11
3.75	1,788	1.60*	1.60*	2.40*	7

0.24	26,848	1.36*	1.33*	2.28*	7
(0.15)	28,499	1.34	1.32	2.34	15
4.97	36,986	1.34	1.33	2.53	6
2.67	39,460	1.33	1.33	2.64	11
2.20	45,856	1.35	1.35	2.96	7
2.82	57,987	1.35	1.33	2.92	10

0.62	294,347	0.61*	0.58*	3.02*	7
0.55	287,086	0.59	0.57	3.09	15
5.81	261,979	0.59	0.58	3.27	6
3.41	215,885	0.58	0.58	3.39	11
2.95	186,847	0.60	0.60	3.70	7
3.67	223,051	0.60	0.58	3.67	10

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2017.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
**	Rounds to less than $0.01 per share.
See accompanying notes to financial statements.
NUVEEN      71

Financial Highlights (Unaudited) (continued)
Tennessee
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (11/87)
2018(e)	$11.87	$0.18	$(0.14)	$ 0.04	$(0.18)	$ —	$(0.18)	$11.73
2017	12.14	0.37	(0.26)	0.11	(0.38)	—	(0.38)	11.87
2016	11.85	0.41	0.26	0.67	(0.38)	—	(0.38)	12.14
2015	11.82	0.40	0.02	0.42	(0.39)	—	(0.39)	11.85
2014	12.02	0.41	(0.17)	0.24	(0.39)	(0.05)	(0.44)	11.82
2013	12.04	0.41	0.03	0.44	(0.40)	(0.06)	(0.46)	12.02
Class C (02/14)
2018(e)	11.83	0.13	(0.13)	—	(0.13)	—	(0.13)	11.70
2017	12.10	0.27	(0.25)	0.02	(0.29)	—	(0.29)	11.83
2016	11.81	0.31	0.27	0.58	(0.29)	—	(0.29)	12.10
2015	11.79	0.30	0.01	0.31	(0.29)	—	(0.29)	11.81
2014(f)	11.49	0.03	0.36	0.39	(0.09)	—	(0.09)	11.79
Class C2 (10/93)(g)
2018(e)	11.85	0.15	(0.13)	0.02	(0.15)	—	(0.15)	11.72
2017	12.12	0.31	(0.26)	0.05	(0.32)	—	(0.32)	11.85
2016	11.83	0.34	0.27	0.61	(0.32)	—	(0.32)	12.12
2015	11.80	0.33	0.02	0.35	(0.32)	—	(0.32)	11.83
2014	12.01	0.34	(0.18)	0.16	(0.32)	(0.05)	(0.37)	11.80
2013	12.02	0.34	0.05	0.39	(0.34)	(0.06)	(0.40)	12.01
Class I (02/97)
2018(e)	11.85	0.19	(0.14)	0.05	(0.19)	—	(0.19)	11.71
2017	12.12	0.39	(0.25)	0.14	(0.41)	—	(0.41)	11.85
2016	11.83	0.43	0.27	0.70	(0.41)	—	(0.41)	12.12
2015	11.80	0.42	0.02	0.44	(0.41)	—	(0.41)	11.83
2014	12.01	0.43	(0.18)	0.25	(0.41)	(0.05)	(0.46)	11.80
2013	12.02	0.43	0.05	0.48	(0.43)	(0.06)	(0.49)	12.01
72      NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.35%	$271,464	0.86%*	0.77%*	3.04%*	5%
0.97	272,345	0.84	0.77	3.11	24
5.78	301,829	0.82	0.78	3.40	10
3.54	291,997	0.79	0.78	3.35	3
2.11	304,426	0.80	0.79	3.54	3
3.72	367,265	0.79	0.78	3.33	8

0.03	21,584	1.66*	1.57*	2.24*	5
0.16	21,735	1.64	1.57	2.32	24
4.95	19,186	1.61	1.57	2.56	10
2.64	8,775	1.58	1.57	2.50	3
3.40	1,547	1.60*	1.59*	2.42*	3

0.16	61,538	1.41*	1.32*	2.49*	5
0.42	65,549	1.39	1.32	2.57	24
5.21	80,706	1.37	1.33	2.86	10
2.98	84,804	1.34	1.33	2.80	3
1.45	93,355	1.35	1.34	3.00	3
3.26	121,645	1.34	1.33	2.78	8

0.46	112,878	0.66*	0.57*	3.24*	5
1.18	109,366	0.64	0.57	3.32	24
6.00	82,111	0.62	0.58	3.59	10
3.75	58,465	0.59	0.58	3.54	3
2.24	42,477	0.60	0.59	3.75	3
4.01	36,091	0.59	0.58	3.53	8

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2017.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.
NUVEEN      73

Notes to
Financial Statements (Unaudited)
1.  General Information and Significant Accounting Policies
General Information
Trust and Fund Information
The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”), Nuveen North Carolina Municipal Bond Fund (“North Carolina”) and Nuveen Tennessee Municipal Bond Fund (“Tennessee”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is November 30, 2017, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2017 (the "current fiscal period”).
Investment Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives
Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.
The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 "Financial Services-Investment Companies." The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the following Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:
	Louisiana	North Carolina	Tennessee
Outstanding when-issued/delayed delivery purchase commitments	$683,597	$2,250,674	$698,179
Investment Income
Investment income is comprised of interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, and is recorded on an accrual basis. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
74      NUVEEN

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.
Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the transfer agent.
Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge and incur a 0.20% annual 12b-1 service fee. Class A Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class C and Class C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 - Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.
NUVEEN      75

Notes to Financial Statements (Unaudited) (continued)
2.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
Georgia	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds**	$ —	$156,259,228	$ —***	$156,259,228
Short-Term Investments:
Municipal Bonds	—	—	1,989,448	1,989,448
Total	$ —	$156,259,228	$1,989,448	$158,248,676

Louisiana	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$150,419,859	$ —	$150,419,859

North Carolina	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$510,968,410	$ —	$510,968,410
76      NUVEEN

Tennessee	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$489,023,111	$ —	$489,023,111

*	Refer to the Fund's Portfolio of Investments for state and or/industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
***	Value equals zero as of the end of the reporting period.
The following is a reconociliation of Georgia's Level 3 investments held at the beginning and end of the measurement period:
Level 3
Municipal Bonds
Balance at the beginning of period	$2,481,598
Gains (losses):
Net realized gains (losses)	–
Change in net unrealized appreciation (depreciation)	(494,100)
Purchases at cost	–
Sales at proceeds	–
Net discounts (premiums)	1,950
Transfers into	–
Transfers (out of)	–
Balance at the end of period	$1,989,448
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$ (494,100)
As of the measurement date, Municipal Bonds categorized as Level 3 are fair valued using a scenario-based approach, which incorporates bid information received by the Adviser, sales estimates based on revenue multiples of comparable distressed hospital systems, seniority status and probability weightings of potential recovery outcomes as assigned by the Adviser.
The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds' pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:
(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.
(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely- traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.
The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.
NUVEEN      77

Notes to Financial Statements (Unaudited) (continued)
3.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	Georgia	Louisiana	North Carolina	Tennessee
Floating rate obligations: self-deposited Inverse Floaters	$ 3,380,000	$ 750,000	$9,255,000	$27,290,000
Floating rate obligations: externally-deposited Inverse Floaters	9,030,000	3,000,000	—	7,500,000
Total	$12,410,000	$3,750,000	$9,255,000	$34,790,000
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
78      NUVEEN

Self-Deposited Inverse Floaters	Georgia	Louisiana	North Carolina	Tennessee
Average floating rate obligations outstanding	$3,380,000	$750,000	$9,255,000	$27,290,000
Average annual interest rate and fees	1.49%	1.42%	1.49%	1.49%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, Georgia had outstanding borrowings under such liquidity facilities in the amount of $3,953,197, which is recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities. There were no loans outstanding under such facilities for any of the other Funds as of the end of the reporting period.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	Georgia	Louisiana	North Carolina	Tennessee
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$ —	$ 750,000	$9,255,000	$19,040,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	—	3,000,000	—	—
Total	$ —	$3,750,000	$9,255,000	$19,040,000
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty
NUVEEN      79

Notes to Financial Statements (Unaudited) (continued)
credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
4.  Fund Shares
Each Fund has an effective registration statement on file with the Securities and Exchange Commission ("SEC") to issue Class T Shares, which were not yet available for public offering at the time this report was issued.
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 11/30/17		Year Ended 5/31/17
Georgia	Shares	Amount	Shares	Amount
Shares sold:
Class A	584,845	$ 6,280,138	2,214,870	$ 24,107,825
Class C	96,335	1,031,975	322,964	3,569,842
Class C2	3,440	36,685	25,459	276,451
Class I	508,150	5,437,344	1,888,776	20,552,560
Shares issued to shareholders due to reinvestment of distributions:
Class A	101,109	1,082,264	217,691	2,383,327
Class C	8,185	87,295	16,954	184,620
Class C2	17,426	185,840	41,508	453,359
Class I	45,762	488,389	79,471	865,589
	1,365,252	14,629,930	4,807,693	52,393,573
Shares redeemed:
Class A	(875,661)	(9,396,033)	(2,343,372)	(25,440,604)
Class C	(144,627)	(1,546,871)	(195,624)	(2,103,466)
Class C2	(105,063)	(1,124,345)	(843,333)	(9,134,374)
Class I	(1,333,768)	(14,298,985)	(1,659,775)	(17,935,052)
	(2,459,119)	(26,366,234)	(5,042,104)	(54,613,496)
Net increase (decrease)	(1,093,867)	$(11,736,304)	(234,411)	$ (2,219,923)

	Six Months Ended 11/30/17		Year Ended 5/31/17
Louisiana	Shares	Amount	Shares	Amount
Shares sold:
Class A	804,768	$ 9,011,208	1,942,532	$ 21,929,568
Class C	105,506	1,175,942	367,313	4,187,835
Class C2	22,441	249,943	14,348	161,732
Class I	343,899	3,859,775	1,066,171	12,066,404
Shares issued to shareholders due to reinvestment of distributions:
Class A	119,504	1,334,443	228,677	2,572,043
Class C	8,748	97,192	16,507	184,598
Class C2	17,054	189,558	37,461	420,074
Class I	26,588	297,657	39,114	439,782
	1,448,508	16,215,718	3,712,123	41,962,036
Shares redeemed:
Class A	(465,750)	(5,209,201)	(1,587,920)	(17,614,160)
Class C	(88,212)	(982,784)	(216,467)	(2,399,430)
Class C2	(112,024)	(1,245,106)	(419,196)	(4,661,698)
Class I	(206,521)	(2,317,418)	(286,036)	(3,204,404)
	(872,507)	(9,754,509)	(2,509,619)	(27,879,692)
Net increase (decrease)	576,001	$ 6,461,209	1,202,504	$ 14,082,344

80      NUVEEN

	Six Months Ended 11/30/17		Year Ended 5/31/17
North Carolina	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,467,950	$ 16,048,179	4,127,187	$ 45,182,920
Class C	268,765	2,937,367	911,535	10,135,125
Class C2	2,235	24,383	13,392	145,967
Class I	2,902,387	31,851,482	8,661,312	95,332,681
Shares issued to shareholders due to reinvestment of distributions:
Class A	184,900	2,015,926	389,597	4,278,463
Class C	16,100	175,476	28,135	308,004
Class C2	25,086	273,694	53,710	590,190
Class I	266,600	2,919,140	486,734	5,360,561
	5,134,023	56,245,647	14,671,602	161,333,911
Shares redeemed:
Class A	(1,152,030)	(12,590,492)	(5,141,993)	(55,559,600)
Class C	(196,611)	(2,150,194)	(251,965)	(2,730,485)
Class C2	(155,025)	(1,695,029)	(761,920)	(8,331,253)
Class I	(2,254,919)	(24,758,282)	(6,284,823)	(68,432,984)
	(3,758,585)	(41,193,997)	(12,440,701)	(135,054,322)
Net increase (decrease)	1,375,438	$ 15,051,650	2,230,901	$ 26,279,589

	Six Months Ended 11/30/17		Year Ended 5/31/17
Tennessee	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,108,226	$ 13,122,173	3,103,323	$ 36,995,022
Class C	191,725	2,261,876	539,001	6,417,492
Class C2	4,621	54,499	74,388	867,716
Class I	1,007,194	11,905,650	4,568,756	54,231,067
Shares issued to shareholders due to reinvestment of distributions:
Class A	307,933	3,634,625	648,382	7,706,831
Class C	19,913	234,381	40,050	473,970
Class C2	60,065	708,285	137,863	1,636,273
Class I	137,373	1,618,887	242,466	2,873,051
	2,837,050	33,540,376	9,354,229	111,201,422
Shares redeemed:
Class A	(1,221,416)	(14,448,185)	(5,677,673)	(67,067,382)
Class C	(202,923)	(2,394,634)	(328,061)	(3,865,710)
Class C2	(342,067)	(4,041,224)	(1,341,594)	(15,848,325)
Class I	(735,950)	(8,697,619)	(2,359,397)	(27,638,785)
	(2,502,356)	(29,581,662)	(9,706,725)	(114,420,202)
Net increase (decrease)	334,694	$ 3,958,714	(352,496)	$ (3,218,780)
5.  Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Purchases	$ 8,987,965	$22,510,794	$42,682,254	$22,723,001
Sales and maturities	20,333,300	12,212,655	35,413,210	23,614,507
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally
NUVEEN      81

Notes to Financial Statements (Unaudited) (continued)
the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.
	Georgia	Louisiana	North Carolina	Tennessee
Tax cost of investments	$152,487,644	$144,951,588	$476,302,043	$439,981,615
Gross unrealized:
Appreciation	$ 5,953,141	$ 7,139,400	$ 27,263,370	$ 22,687,863
Depreciation	(3,572,138)	(2,421,126)	(1,852,043)	(936,403)
Net unrealized appreciation (depreciation) of investments	$ 2,381,003	$ 4,718,274	$ 25,411,327	$ 21,751,460
Permanent differences, primarily due to taxable market discount and expiration of capital loss carryforwards, resulted in reclassifications among the Funds' components of net assets as of May 31, 2017, the Funds' last tax year end, as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Capital paid-in	$(2,634,690)	$ —	$(1,649,882)	$ —
Undistributed (Over-distribution of) net investment income	(17)	(5,280)	(4,279)	(289,870)
Accumulated net realized gain (loss)	2,634,707	5,280	1,654,161	289,870
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2017, the Funds' last tax year end, were as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Undistributed net tax-exempt income[1]	$383,047	$496,852	$1,052,934	$1,506,687
Undistributed net ordinary income[2]	—	3,266	—	593,790
Undistributed net long-term capital gains	—	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2017 through May 31, 2017, and paid on June 1, 2017.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds’ last tax year ended May 31, 2017, was designated for purposes of the dividends paid deduction as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Distributions from net tax-exempt income	$5,780,758	$4,680,995	$14,544,046	$15,029,437
Distributions from net ordinary income[2]	61,960	—	—	—
Distributions from net long-term capital gains	—	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of May 31, 2017, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.
	Georgia	Louisiana	North Carolina	Tennessee
Expiration:
May 31, 2018	$3,466,007	$1,974,371	$4,606,864	$ —
May 31, 2019	—	107,840	—	—
Not subject to expiration	1,056,125	2,860,827	4,009,072	784,146
Total	$4,522,132	$4,943,038	$8,615,936	$784,146
As of May 31, 2017, the Funds’ last tax year end, the following Funds' capital loss carryforward expired as follows:
82      NUVEEN

	Georgia	North Carolina
Expired capital loss carryforwards	$2,634,690	$1,649,881
During the Funds’ last tax year ended May 31, 2017, Tennessee utilized $2,603,071 of its capital loss carryforward.
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
For the period June 1, 2017 through July 31, 2017, the annual Fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Average Daily Net Assets	Georgia	Louisiana	North Carolina	Tennessee
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750
For net assets over $5 billion	0.2500	0.2500	0.2500	0.2500
Effective August 1, 2017, the annual Fund-Level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Georgia	Louisiana	North Carolina	Tennessee
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375	0.2375
NUVEEN      83

Notes to Financial Statements (Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2017, the complex-level fee rate for each Fund was 0.1595%.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, the Funds did not engage in inter-fund trades pursuant to these procedures.
During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Sales charges collected	$52,587	$120,001	$79,706	$158,656
Paid to financial intermediaries	48,281	112,489	73,332	148,335
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Commission advances	$32,078	$76,470	$61,988	$102,485
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Georgia	Louisiana	North Carolina	Tennessee
12b-1 fees retained	$10,972	$13,256	$33,161	$27,023
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
84      NUVEEN

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Georgia	Louisiana	North Carolina	Tennessee
CDSC retained	$3,863	$2,545	$5,478	$3,512
8.  Borrowing Arrangements
Uncommitted Line of Credit
During the current fiscal period, the Funds participated in an unsecured bank line of credit (“Unsecured Credit Line”) under which outstanding balances would bear interest at a variable rate. Although the Funds participated in the Unsecured Credit Line, it did not have any outstanding balances during the current fiscal period.
The Unsecured Credit Line was not renewed after its scheduled termination date of July 27, 2017.
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $3 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include any of the Funds covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, including all of the Funds covered by this shareholder report, along with a number of Nuveen closed-end funds. The credit facility expires in July 2018 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, none of the Funds utilized this facility.
9.  New Accounting Pronouncements
Accounting Standards Update ("ASU") 2017-08 ("ASU 2017-08") Premium Amortization on Purchased Callable Debt Securities
During March 2017, the Financial Accounting Standards Board ("FASB") issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.
NUVEEN      85

Additional
Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
Boston Financial
Data Services, Inc.
Nuveen Investor Services
P.O. Box 8530
Boston, MA 02266-8530
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
86      NUVEEN

Glossary of Terms
Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.
NUVEEN      87

Glossary of Terms Used in this Report (continued)
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.
88      NUVEEN

Notes
NUVEEN      89

Notes
90      NUVEEN

Notes
NUVEEN      91

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen is the investment management arm of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mf
Securities offered through Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com
MSA-MS5-1117D366888-INV-B-01/19

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By	(Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme Vice President and Secretary

Date: February 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer Chief Administrative Officer (principal executive officer)

Date: February 7, 2018

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: February 7, 2018